       November 28, 2005

       GROWTH & CORE
        Janus Adviser Large Cap Growth Fund
          (Formerly named Janus Adviser
          Growth Fund)
        Janus Adviser Forty Fund
          (Formerly named Janus Adviser
          Capital Appreciation Fund)
        Janus Adviser Orion Fund
        Janus Adviser Mid Cap Growth Fund
        Janus Adviser Small-Mid Growth Fund
        Janus Adviser Growth and Income Fund
        Janus Adviser Core Equity Fund
        Janus Adviser Contrarian Fund
        Janus Adviser Balanced Fund

       RISK-MANAGED
        Janus Adviser Risk-Managed Growth Fund
        Janus Adviser Risk-Managed Core Fund

       VALUE
        Janus Adviser Mid Cap Value Fund
        Janus Adviser Small Company Value Fund

       INTERNATIONAL & GLOBAL
        Janus Adviser Worldwide Fund
        Janus Adviser International Growth Fund
        Janus Adviser Foreign Stock Fund

       BOND
        Janus Adviser Flexible Bond Fund
          (Formerly named Janus Adviser
          Flexible Income Fund)
        Janus Adviser High-Yield Fund

                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES
                                 CLASS I SHARES*
                  (*COMMENCED OPERATIONS ON NOVEMBER 28, 2005)
                                 CLASS R SHARES
                                 CLASS S SHARES
           (FORMERLY NAMED CLASS I SHARES; FOR SHAREHOLDERS OF FORMER
             CLASS I SHARES PRIOR TO NOVEMBER 28, 2005, YOUR SHARES
            ARE RENAMED CLASS S SHARES. PLEASE REFER TO INFORMATION
                 RELATING TO CLASS S SHARES CONTAINED HEREIN.)

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares (formerly named Class I Shares) (collectively, the "Shares") of the Funds listed above, each of which is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Fund. In addition, a subadviser is responsible for the day-to-day operations of certain Funds. The name changes for Janus Adviser Large Cap Growth Fund, Janus Adviser Forty Fund, and Janus Adviser Flexible Bond Fund were effective February 28, 2005.

     Shares of the Funds may generally be purchased only through institutional channels such as qualified and nonqualified retirement and pension plans, bank trust departments, broker-dealers, financial advisers, and other financial intermediaries.

     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated November 28, 2005, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectuses.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    Classification, Investment Policies and Restrictions, and
      Investment Strategies and Risks..........................    2
    Investment Adviser and Subadvisers.........................   40
    Custodian, Transfer Agent, and Certain Affiliations........   65
    Portfolio Transactions and Brokerage.......................   69
    Trustees and Officers......................................   76
    Shares of the Trust........................................   95
       Net Asset Value Determination...........................   95
       Purchases...............................................   96
       Distribution and Shareholder Servicing Plans............  100
       Redemptions.............................................  104
    Income Dividends, Capital Gains Distributions, and Tax
    Status.....................................................  108
    Principal Shareholders.....................................  110
    Miscellaneous Information..................................  122
       Shares of the Trust.....................................  122
       Shareholder Meetings....................................  123
       Voting Rights...........................................  123
       Independent Registered Public Accounting Firm...........  124
       Registration Statement..................................  124
    Financial Statements.......................................  125
    Appendix A.................................................  126
       Explanation of Rating Categories........................  126

CLASSIFICATION, INVESTMENT POLICIES AND
RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

JANUS ADVISER SERIES

   This Statement of Additional Information includes information about 18 series of the Trust. Each Fund is a series of Janus Adviser Series (the "Trust"), an open-end, management investment company.

   EQUITY FUNDS. Large Cap Growth Fund, Forty Fund, Orion Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, Growth and Income Fund, Core Equity Fund, Contrarian Fund, Balanced Fund, Risk-Managed Growth Fund, Risk-Managed Core Fund, Mid Cap Value Fund, Small Company Value Fund, Worldwide Fund, International Growth Fund, and Foreign Stock Fund are referred to collectively in this SAI as the "Equity Funds."

   BOND FUNDS. Flexible Bond Fund and High-Yield Fund are referred to collectively in this SAI as the "Bond Funds."

CLASSIFICATION

   The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Forty Fund, Orion Fund, Contrarian Fund, and Foreign Stock Fund are classified as nondiversified. Large Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, Growth and Income Fund, Core Equity Fund, Balanced Fund, Risk-Managed Growth Fund, Risk-Managed Core Fund, Mid Cap Value Fund, Small Company Value Fund, Worldwide Fund, International Growth Fund, Flexible Bond Fund, and High-Yield Fund are classified as diversified.

SUBADVISERS

   FUNDS SUBADVISED BY INTECH. Enhanced Investment Technologies, LLC ("INTECH") is the investment subadviser for Risk-Managed Growth Fund and Risk-Managed Core Fund (together, the "Risk-Managed Funds").

   FUND SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is the investment subadviser for Mid Cap Value Fund.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Each of these policies applies to all of the Funds, except policy (1), which applies only to the Funds specifically listed in that policy.

   (1) With respect to 75% of its total assets, Large Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, Growth and Income Fund, Core Equity Fund, Balanced Fund, Risk-Managed Growth Fund, Risk-Managed Core Fund, Mid Cap Value Fund, Small Company Value Fund, Worldwide Fund, International Growth Fund, Flexible Bond Fund, and High-Yield Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   Each Fund may not:

   (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

   (3) Invest directly in real estate or interests in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

   (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (6) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (7) Borrow money except that the Funds may each borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   As a fundamental policy, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substan-tially the same fundamental investment objective, policies, and limitations as such Fund.

   The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

   (a) If a Fund is an approved underlying fund in a Janus fund of funds (currently Forty Fund, Risk-Managed Growth Fund, Small Company Value Fund, and Foreign Stock Fund), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the Investment Company Act of 1940 in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

   (b) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore ("short sales against the box"). In addition, each Fund except Flexible Bond Fund and High-Yield Fund may engage in "naked" short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps, and forward contracts are not deemed to constitute selling securities short.

   (c) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps, and forward contracts shall not be deemed to constitute purchasing securities on margin.

   (d) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps, or forward contracts, or the segregation of assets in connection with such contracts.

   (e) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the

   Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper, and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (f) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS

   BALANCED FUND. As an operational policy, at least 25% of the assets of Balanced Fund will normally be invested in fixed-income senior securities.

   FLEXIBLE BOND FUND. As a fundamental policy, this Fund may not purchase a non-income-producing security if, after such purchase, less than 80% of the Fund's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds). Shareholders of the Fund are being asked to approve eliminating this fundamental policy at a Special Meeting of Shareholders scheduled in late 2005. The Fund's investment objective will not change as a result of the elimination, if approved.

INVESTMENT STRATEGIES AND RISKS

Cash Position

   As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities.")

   The Risk-Managed Funds, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These Funds may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These Funds may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the Funds' otherwise applicable percentage limits, policies, or their normal investment emphasis, when INTECH believes market, economic, or political conditions warrant a temporary defensive position.

Illiquid Investments

   Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933.

   If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline.

   Each Fund may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly-traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds will not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Foreign Securities

   Unless otherwise limited by its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:

   CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

   Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

   EMERGING MARKETS. Within the parameters of their specific investment policies, the Funds, particularly Worldwide Fund, International Growth Fund, and Foreign Stock Fund, may invest an unlimited amount of their assets in companies from "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). Orion Fund, Small-Mid Growth Fund, and Contrarian Fund have, at times, invested a significant portion of their assets in emerging markets and may continue to do so. Investing in emerging markets involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Short Sales

   Each Fund may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

   Each Fund except Flexible Bond Fund and High-Yield Fund may also engage in "naked" short sales. In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. A Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked-to-market daily. A Fund will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Fund must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. If a naked short sale is not successful, the Funds' losses are potentially unlimited in cases where the Fund is unable to close out its short position.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities

   Within the parameters of its specific investment policies, each Fund may invest up to 10% (without limit for Flexible Bond Fund and High-Yield Fund) of its assets in zero coupon, pay-in-kind, and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

   Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

   Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

   The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

   Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

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

   Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

   The Funds also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of the funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds' Prospectuses may apply.

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds

   (currently Forty Fund, Risk-Managed Growth Fund, Small Company Value Fund, and Foreign Stock Fund), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the Investment Company Act of 1940 in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.

   Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Depositary Receipts

   The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs

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

   and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

   Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' Prospectuses.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Balanced Fund, Flexible Bond Fund, and High-Yield Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations

   The Funds may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by,

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

   among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

   Other types of income-producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

   VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

   In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

   STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker-dealer or bank to repurchase a security held by that Fund at a specified price.

   TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates

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

   are incorrectly anticipated, a Fund could lose money or its NAV could decline by the use of inverse floaters.

   STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   The Funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Repurchase and Reverse Repurchase Agreements

   In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

   A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

Mortgage Dollar Rolls

   Flexible Bond Fund and High-Yield Fund also may enter into "mortgage dollar rolls," which are similar to reverse repurchase agreements in certain respects. In a "mortgage dollar roll" transaction, a Fund sells a mortgage-related security (such as a GNMA security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

   A Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed security. A Fund is compensated by the difference between the current sales price and the lower forward price purchase price, often referred to as the "drop," as well as the interest earned on the cash proceeds of the initial sales.

   Successful use of mortgage dollar rolls depends on a Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.

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

Bank Loans

   Balanced Fund, Flexible Bond Fund, and High-Yield Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a lender or financial institution. Assignments and participations involve credit risk and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which a Fund invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR").

   When a Fund purchases an assignment, it typically acquires direct rights against the borrower in the loan. However, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. A Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but may otherwise be entitled to all of such bank's rights in the loan. Additional risks are involved in purchasing assignments. For example, if a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. Legal theories of lender liability could conceivably be applied against a Fund. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated.

   When a Fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. A Fund generally will have no right to enforce compliance by the borrower with the terms of the underlying loan agreement, nor any rights with respect to set-off against the borrower and the Fund may not directly benefit from any collateral supporting the underlying loan. As a result, a Fund may assume the credit risk of both the borrower and the lender. The failure by a Fund to receive scheduled interest or principal payments may adversely affect the income of the Fund and may likely reduce the value of its assets, which would be reflected in a reduction in the Fund's net asset value.

   The borrower of a loan in which a Fund holds a participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a

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

   Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

   A Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, a Fund may be unable to sell assignments or participations at the desired time or only at a price less than fair market value.

   Notwithstanding its intention generally not to receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in a Fund's holdings. Possession of such information may in some instances occur despite Janus Capital's efforts to avoid such possession, but in other instances Janus Capital may choose to receive such information (for example, in connection with participation in a creditor's committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Janus Capital's ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information. Such limitations on Janus Capital's ability to trade could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

High-Yield/High-Risk Bonds

   High-Yield Fund may invest without limit in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Service and Fitch, Inc., or Ba or lower by Moody's Investors Service, Inc.). Within the parameters of its specific investment policies, no other Fund intends to invest more than 35% of its net assets in such bonds, and Large Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, Core Equity Fund, Contrarian Fund, Mid Cap Value Fund, Small Company Value Fund, and Foreign Stock Fund will, under normal circumstances, limit their investments in such bonds to 20% or less of their net assets. The Risk-Managed Funds do not intend to invest in high-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

   Any Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in each Fund's limit on investments in bonds rated below investment grade unless its portfolio

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

   manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's portfolio manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of this Statement of Additional Information for a description of bond rating categories.

Defaulted Securities

   A Fund may hold defaulted securities if its portfolio manager believes, based upon his analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

   FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

   DISPOSITION OF PORTFOLIO SECURITIES. Although these Funds generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

   OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options, and Other Derivative Instruments

   FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and currently may be maintained in cash or certain other liquid assets by the Funds' custodian or subcustodian for the benefit of the FCM. Effective February 13, 2006, the FCM may no longer maintain margin assets with the Funds' custodian or subcustodian and will be required to hold such accounts directly with the FCM prior to the above referenced effective date. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian.

   The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

   Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

   The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect that Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

   If a Fund owns bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

   The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

   Futures contracts entail risks. Although the Funds believe that use of such contracts will benefit the Funds, a Fund's overall performance could be worse than if such Fund had not entered into futures contracts if the portfolio manager's investment judgment proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

   The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

   Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

   OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

   The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

   The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

   The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

   FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

   The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest for nonhedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

   These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

   The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

   While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

   OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

   Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

   The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

   Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

   The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.

   The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

   OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

   A put option written by a Fund is "covered" if that Fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

   A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.

   The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

   The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

   The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

   In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

   A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

   An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

   A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

   The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

   A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

   A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

   A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

   EURODOLLAR INSTRUMENTS. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate

   ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

   SWAPS AND SWAP-RELATED PRODUCTS. A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital or the subadviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

   The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

   There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a

   Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

   Flexible Bond Fund and High-Yield Fund may enter into credit default swap agreements for investment purposes and to add leverage to their portfolios. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

   Flexible Bond Fund and High-Yield Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in their portfolios, in which case that Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

   ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS, AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

   Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

   The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

   In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

   A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Fund. Such participation may subject a Fund to expenses such as legal fees and may make that Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict that Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose that Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Fund's rights as a creditor or to protect the value of securities held by that Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.

   The non-money market funds' full portfolio holdings, consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com (excluding cash equivalents, derivatives, and short positions). They are posted to the website within approximately two business days after month-end. The money market funds' full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available until the following month's information is posted. The top ten portfolio holdings for each fund (except that certain funds publish the top five portfolio holdings) are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for certain funds are published quarterly, with a 15-day lag, on www.janus.com.

   Specific portfolio level performance attribution information and statistics for the funds will be made available to any person monthly upon request, with a 30-day lag, following the posting of the funds' full portfolio holdings on www.janus.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds.

   The funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a Fund:

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Callan Associates                     Quarterly            Current
Charles River Systems, Inc.           As needed            Current
CheckFree Investment Services         Daily                Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
e-Vestment Alliance                   Quarterly            Current
Eagle Investment Systems Corp.        As needed            Current
Ernst & Young LLP                     As needed            Current
Factset Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting                      Monthly              Current
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
NEPC                                  Quarterly            Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
The Macgregor Group, Inc.             As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Zephyr Associates, Inc.               Quarterly            Current

   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages accounts other than registered investment companies, such as separate accounts. Janus Capital also manages products sponsored by companies other than Janus Capital, including registered investment companies and separate accounts. These other products may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings.

INVESTMENT ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC

   As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds. As discussed below, Janus Capital has delegated certain of these duties to INTECH and Perkins pursuant to subadvisory agreements ("Sub-Advisory Agreements") between Janus Capital and each Subadviser.

   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders are Citigroup Global Markets Inc.; Legg Mason Wood Walker, Incorporated; Lincoln Financial Advisors; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley DW Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; and Wachovia Securities LLC. These fees may be in addition to fees paid from the Funds' assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from the Funds' assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendation of the Funds.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The Funds pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.

The Funds pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund and calculated at the annual rate as shown below for each Fund. The following table reflects the Funds' management fee rates.

                                  Average Daily Net     Management
Fund Name                           Assets of Fund       Fees (%)
------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund(1)        All Asset Levels         0.64
  Forty Fund(2)                   All Asset Levels         0.64
  Orion Fund                      All Asset Levels         0.64
  Mid Cap Growth Fund             All Asset Levels         0.64
  Small-Mid Growth Fund           All Asset Levels         0.64
  Growth and Income Fund          All Asset Levels         0.62
  Core Equity Fund                All Asset Levels         0.60
  Contrarian Fund                 All Asset Levels         0.64
  Balanced Fund                   All Asset Levels         0.55
RISK-MANAGED
  Risk-Managed Growth Fund        All Asset Levels         0.50
  Risk-Managed Core Fund          All Asset Levels         0.50
VALUE
  Mid Cap Value Fund(3)           All Asset Levels         0.64
  Small Company Value Fund        All Asset Levels         0.74
INTERNATIONAL & GLOBAL
  Worldwide Fund                  All Asset Levels         0.60
  International Growth Fund       All Asset Levels         0.64
  Foreign Stock Fund              All Asset Levels         0.64
BOND
  Flexible Bond Fund(4)           First $300 Million       0.50
                                  Over $300 Million        0.40
  High-Yield Fund                 First $300 Million       0.65
                                  Over $300 Million        0.55

(1) Formerly named Growth Fund.
(2) Formerly named Capital Appreciation Fund.
(3) 50% of the management fee (less any fee waivers or expense reimbursements) is payable directly by the Fund to Perkins, the Fund's subadviser.
(4) Formerly named Flexible Income Fund.

   PROPOSED PERFORMANCE-BASED INVESTMENT ADVISORY FEE

   Pending shareholder approval at a Special Meeting of Shareholders to be held November 22, 2005 (or at any adjournment thereof), effective January 1, 2006, the investment advisory fee rates for Janus Adviser Contrarian Fund, Janus Adviser Risk-Managed Core Fund, Janus Adviser Mid Cap Value Fund, and Janus Adviser Worldwide Fund will change from a fixed rate to a rate that adjusts upward or downward based upon each Fund's performance relative to its respective benchmark index. This proposed change will not impact the management fee shown in the table above until January of 2007 when the performance adjustment takes effect. The following discussion provides additional details regarding these changes.

   Shareholders of Janus Adviser Contrarian Fund, Janus Adviser Risk-Managed Core Fund, Janus Adviser Mid Cap Value Fund, and Janus Adviser Worldwide Fund, voting separately, will be asked to approve an amended investment advisory agreement between the Trust, on behalf of their Fund, and Janus Capital. The proposed amendment introduces a performance incentive investment advisory fee structure for each Fund. As proposed, a Fund's investment advisory fee rate will change from a fixed rate to a rate that adjusts upward or downward based upon the Fund's performance relative to its benchmark index ("Proposed Amendment").

   Under the Proposed Amendment, the investment advisory fee to be paid to Janus Capital by each Fund will consist of two components: (1) a base management fee calculated by applying the current specified fixed-rate advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally will be the previous 36 months, although no Performance Adjustment will be made until a Proposed Amendment has been in effect for at least 12 months and, accordingly, only the Fund's Base Fee rate will apply for the initial 12 months. When a Proposed Amendment has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the Proposed Amendment took effect. If approved for a Fund, the amended fee schedule for that Fund is expected to become effective on January 1, 2006. Approval of a Proposed Amendment is contingent upon approval of a similar proposed amendment by shareholders of other similar series advised by Janus Capital. Approval of the Proposed Amendment for Janus Adviser Contrarian Fund is contingent upon approval of a similar proposed amendment by shareholders of Janus Contrarian Fund. Approval of the Proposed Amendment for Janus Adviser Risk-Managed Core Fund is contingent upon approval of similar separate proposed amendments by shareholders of Janus Risk-Managed Stock Fund and Janus Aspen Risk-Managed Core Portfolio. Approval of the Proposed Amendment for Janus Adviser Mid Cap Value Fund is contingent upon approval of similar separate proposed amendments by shareholders of Janus Mid Cap Value Fund and Janus Aspen Mid Cap Value Portfolio. Approval of the Proposed Amendment for Janus Adviser Worldwide Fund is contingent upon approval of similar separate proposed amendments by shareholders of Janus Worldwide Fund and Janus Aspen Worldwide Growth Portfolio. Implementation of all Proposed Amendements is subject to an amendment to Janus Capital's settlement order entered into with the Office of the Attorney General of the State of New York in August 2004.

   For each Fund, the fixed rate used in computing the Base Fee will be the same as that used in computing the fee paid to Janus Capital by the Fund under its current investment advisory agreement. The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending upon the investment performance of the Fund relative to its benchmark index over the performance measurement period. No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of a Fund and the Fund's benchmark index.

   The investment performance of a Fund's load-waived Class A Shares ("Class A Shares") will be used for purposes of calculating the Fund's Performance Adjustment. After Janus Capital determines whether a particular Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's load-waived Class A Shares against the investment record of that Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

   The proposed Base Fee for each Fund (which is the same as the current annual investment advisory fee rate paid by the Fund) and the Fund's benchmark index are shown in the following table:

                                                                           Base Fee
    Fund Name                         Benchmark Index                  (annual fee rate)
    ------------------------------------------------------------------------------------
    Janus Adviser Contrarian Fund     S&P 500(R) Index(1)                 0.64%
    Janus Adviser Risk-Managed Core
      Fund                            S&P 500(R)Index(1)                  0.50%(2)
    Janus Adviser Mid Cap Value Fund  Russell Midcap(R) Value             0.64%(4)
                                      Index(3)
    Janus Adviser Worldwide Fund      MSCI World(SM) Index(5)             0.60%

   (1) The S&P 500(R) Index is Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) Janus Capital, and not Janus Adviser Risk-Managed Core Fund, pays Enhanced Investment Technologies, LLC ("INTECH"), the Fund's subadviser, a fee for its services provided pursuant to a Sub-Advisory Agreement between Janus Capital, on behalf of the Fund, and INTECH. Currently, that fee is calculated at an annual rate of 0.26% of the Fund's average daily net assets.
   (3) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.
   (4) This amount is reduced by the amount payable by Janus Adviser Mid Cap Value Fund to Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the subadviser to Janus Adviser Mid Cap Value Fund, pursuant to a Sub-Advisory Agreement between Janus Capital and Perkins. Under this Sub-Advisory Agreement, Janus Adviser Mid Cap Value Fund pays Perkins a fee equal to 50% of the advisory fee otherwise payable by the Fund to Janus Capital (net of any reimbursements of expenses incurred or fees waived by Janus Capital). For the fiscal year ended July 31, 2005, Janus Adviser Mid Cap Value Fund paid Perkins a subadvisory fee at the annual rate of 0.32% of the Fund's average daily net assets. If this proposal is approved for Janus Adviser Mid Cap Value Fund, Perkins will receive a fee from the Fund that will adjust upward or downward based upon the Fund's performance relative to the Russell Midcap(R) Value Index.
   (5) The Morgan Stanley Capital International ("MSCI") World(SM) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific Region.

   Janus Capital agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any class specific distribution and shareholder servicing fees (12b-1), as well as the administrative services fee applicable to Class R Shares and Class S Shares, brokerage commissions, interest, taxes, and extraordinary expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of each class of the Funds, see the table in the "Fees and Expenses" section of each prospectus. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue such waivers until at least December 1, 2006.

                                  Expense Limit
Fund Name                         Percentage (%)
------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund(1)             0.66
  Forty Fund(2)                        0.67
  Orion Fund                           1.25
  Mid Cap Growth Fund                  0.65
  Small-Mid Growth Fund                1.25
  Growth and Income Fund               0.99
  Core Equity Fund                     0.70
  Contrarian Fund                      1.25
  Balanced Fund                        0.57
RISK-MANAGED
  Risk-Managed Growth Fund             0.60
  Risk-Managed Core Fund               0.60
VALUE
  Mid Cap Value Fund                   0.74
  Small Company Value Fund             1.24
INTERNATIONAL & GLOBAL
  Worldwide Fund                       0.65
  International Growth Fund            0.73
  Foreign Stock Fund                   1.24
BOND
  Flexible Bond Fund(3)                0.55
  High-Yield Fund                      1.00

(1) Formerly named Growth Fund.
(2) Formerly named Capital Appreciation Fund.
(3) Formerly named Flexible Income Fund.

   The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal years or periods ended July
   31. The information presented in the table below reflects the management fees in effect during each of the fiscal years or periods shown.

                                        2005                           2004                             2003
                              ------------------------      --------------------------      ----------------------------
Fund Name                     Advisory Fees   Waivers       Advisory Fees     Waivers       Advisory Fees       Waivers
------------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
 Large Cap Growth Fund(1)      $1,715,414     $148,918       $2,614,730       $ 82,916       $2,144,257         $105,325
 Forty Fund(2)                 $7,068,176     $ 12,802       $7,313,473       $      0       $5,039,372         $ 78,493
 Orion Fund(3)                        N/A          N/A              N/A            N/A              N/A              N/A
 Mid Cap Growth Fund           $  653,864     $150,521       $1,510,399       $128,053       $1,522,688         $122,751
 Small-Mid Growth Fund(3)             N/A          N/A              N/A            N/A              N/A              N/A
 Growth and Income Fund        $1,412,475           --       $1,764,641       $      0       $1,616,833         $      0
 Core Equity Fund              $  248,851     $136,264       $  303,857       $101,822       $  202,311         $      0
 Contrarian Fund(3)                   N/A          N/A              N/A            N/A              N/A              N/A
 Balanced Fund                 $3,741,111     $101,608       $6,151,574       $ 64,359       $5,411,211         $ 30,346
RISK-MANAGED
 Risk-Managed Growth Fund      $  325,525     $113,628       $  285,669       $ 63,936       $   48,180(4)      $ 48,180(4)(5)
 Risk-Managed Core Fund        $   80,362     $ 80,362(5)    $   75,496       $ 75,496(5)    $   30,176(4)      $ 30,176(4)(5)
VALUE
 Mid Cap Value Fund            $  286,884     $113,990       $  102,065       $ 91,723       $   11,980(6)      $ 11,980(5)(6)
 Small Company Value Fund      $  144,379     $ 72,663       $  109,588       $109,588(5)    $   63,317(7)(8)   $ 63,317(5)(7)(9)
INTERNATIONAL & GLOBAL
 Worldwide Fund                $3,519,279     $ 14,207       $6,691,504       $215,469       $6,962,232         $371,211
 International Growth Fund     $1,906,536     $ 51,612       $2,733,301       $ 29,598       $3,177,910         $117,427
 Foreign Stock Fund            $   21,142     $ 21,142(5)    $   18,100       $ 18,100(5)    $   14,191         $ 14,191(5)
BOND
 Flexible Bond Fund(10)        $  343,059     $134,069       $  646,777       $111,543       $  571,309         $ 98,573
 High-Yield Fund(3)                   N/A          N/A              N/A            N/A              N/A              N/A

 (1) Formerly named Growth Fund.
 (2) Formerly named Capital Appreciation Fund.
 (3) Commenced investment operations on August 1, 2005.
 (4) January 2, 2003 (inception) to July 31, 2003.
 (5) Fee waiver by Janus Capital exceeded the advisory fee.
 (6) December 31, 2002 (inception) to July 31, 2003.
 (7) October 1, 2002 to July 31, 2003.
 (8) $38,522 of the Advisory Fees for Small Company Value Fund were paid to Berger Financial Group LLC, the Fund's former adviser, for the period October 1, 2002 to April 20, 2003. The remaining $24,795 were paid to Janus Capital for the period April 21, 2003 to July 31, 2003.
 (9) $38,177 of the Waivers were waived by Berger Financial Group LLC, the Fund's former adviser, for the period October 1, 2002 to April 20, 2003. The remaining $33,105 were waived by Janus Capital for the period April 21, 2003 to July 31, 2003.
(10) Formerly named Flexible Income Fund.

   Each Fund's Advisory Agreement is dated July 1, 2004, except for the Advisory Agreements for Orion Fund, Small-Mid Growth Fund, Contrarian Fund, and High-Yield Fund, which are dated March 22, 2005. Each Fund's Advisory Agreement will continue in effect until July 1, 2006, and thereafter from year to year so long as such continuance is approved annually by a majority of the

   Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

   Pending shareholder approval at a Special Meeting of Shareholders to be held November 22, 2005 (or at any adjournment thereof), effective January 1, 2006, the investment advisory agreements for each Fund (except Risk-Managed Growth Fund, Risk-Managed Core Fund, Mid Cap Value Fund, and Small Company Value Fund, which agreements already contain the proposed changes) will be amended to conform to prevailing industry practice and clarify that Janus Capital has investment discretion over the Funds it manages. The investment advisory fee paid by these Funds will not change as a result of these proposed changes. There is a proposal to change the investment advisory fee structure for Contrarian Fund, Risk-Managed Core Fund, Mid Cap Value Fund, and Worldwide Fund from a fixed fee to a fee that adjusts upward or downward based upon each Fund's performance relative to its respective benchmark index. This proposal will also be voted on at the Special Meeting of Shareholders scheduled for November 22, 2005 (or at any adjournment therof), and is discussed in further detail under "Proposed Performance-Based Investment Advisory Fee."

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements, with the exception of Orion Fund, Small-Mid Growth Fund, Contrarian Fund, and High-Yield Fund, is included in the Funds' semiannual and annual reports to shareholders.

   The Trustees of Janus Adviser Series, more than eighty-five percent of whom have never been affiliated with the Funds' adviser ("Independent Trustees"), considered the proposed investment advisory agreements for Orion Fund, Small-Mid Growth Fund, Contrarian Fund, and High-Yield Fund (the "New Funds"). In the course of their consideration of each agreement, the Independent Trustees met in executive session and were advised by their independent legal counsel. The Independent Trustees received and reviewed a substantial amount of information provided by Janus Capital (the "Adviser") in response to requests of the Independent Trustees and their counsel. They also received and reviewed a considerable amount of information provided to the Trustees by their indepen-dent fee consultant. Based on their evaluation of that information and other information, the Trustees, including all of the Independent Trustees, at a meeting held on March 22, 2005, approved the investment advisory agreement for each New Fund for an initial period through July 1, 2006.

   In considering each agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including each of the factors described as follows.

   NATURE, EXTENT, AND QUALITY OF SERVICES
   The Trustees' analysis of the nature, extent, and quality of the Adviser's services to the New Funds took into account the investment objective and strategy of each New Fund and the knowledge of the Trustees gained from the Trustees' regular meetings with management throughout the prior year. In addition, the Trustees reviewed the Adviser's resources and key personnel, especially those who would be providing investment management services to each New Fund. The Trustees also considered other services to be provided to the New Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, serving as the New Funds' administrator, monitoring adherence to the New Funds' investment restrictions, producing shareholder reports, providing support services for the Trustees and Trustee committees, and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the New Funds and with applicable securities laws and regulations. The Trustees concluded that the nature, extent, and quality of the services to be provided by the Adviser to each New Fund were appropriate and consistent with the terms of the respective proposed advisory agreements and that the New Funds were likely to benefit from services provided under their agreements with the Adviser. They also concluded that the quality of the Adviser's services to the other Janus funds had been consistent with or superior to quality norms in the industry and that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the New Funds effectively and had demonstrated its continuing ability to attract and retain well-qualified personnel.

   The Trustees also reviewed the response of the Adviser to various legal and regulatory proceedings since the fall of 2003.

   COSTS OF SERVICES PROVIDED
   The Trustees examined the fee information and expenses for each New Fund in comparison to information for other comparable funds as provided by Lipper Inc. They noted that the rate of management (investment advisory and administrative) fees for each New Fund, after the contractual expense limitation, was below the mean management fees of the respective peer group of funds selected by Lipper.

   The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers and the competition for investment management talent, and they also considered the competitive market for mutual funds in different distribution channels.

   The Trustees had also reviewed the Adviser's management fees for its institutional separate accounts and for its subadvised funds (funds for which the Adviser provides portfolio management services only). In most instances, sub-advisory and institutional separate account fees were lower than each New Fund's management fee. However, the Trustees noted that the Adviser will perform significant additional services for the New Funds that it does not provide to those other clients, including administrative services, oversight of the New Funds' other service providers, trustee support, regulatory compliance, and numerous other services. The Trustees had also considered the profitability to the Adviser and its affiliates of their relationships with the other Janus funds in connection with their consideration of the advisory agreements for those funds and had found the profitability not to be unreasonable. Finally, the Trustees considered the financial condition of the Adviser, which they found to be sound.

   The Trustees concluded that the management fees and other compensation to be paid by each New Fund to the Adviser and its affiliates were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees the Adviser charges to other clients, and that the estimated overall expense ratio of each New Fund, taking into account the expense limitations agreed to by the Adviser, was reasonable.

   BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE NEW FUNDS
   The Trustees also considered benefits that would accrue to the Adviser and its affiliates from their relationship with the New Funds. The Trustees recognized that two affiliates of the Adviser would separately serve the New Funds as transfer agent and distributor, respectively, and that the transfer agent would receive compensation from each New Fund's Class I Shares and Class R Shares for services provided. The Trustees also considered the Adviser's use of commissions to be paid by each New Fund on its portfolio brokerage transactions to obtain proprietary research products and services benefiting the New Fund and/or other clients of the Adviser and the Adviser's agreement not to use the New Fund's portfolio brokerage transactions to obtain third party research through brokers. The Trustees concluded that the Adviser's use of "soft" commission dollars to obtain proprietary research products and services was consistent with regulatory requirements and would benefit each New Fund. The Trustees concluded that, other than the services to be provided by the Adviser and its affiliates pursuant to the proposed agreements and the fees to be paid by each New Fund therefor, the New Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser would benefit from the receipt of proprietary research products and services to be acquired through commissions paid on portfolio transactions of the New Funds and that the New Funds would benefit from the Adviser's receipt of those products and services, as well as research products and services acquired through commissions paid by other clients of the Adviser. They also concluded that success of each New Fund could attract other business to the Adviser or its other funds and that the success of the Adviser could enhance the Adviser's ability to serve the New Funds.

   After full consideration of the above factors as well as other factors, the Trustees, including all of the Independent Trustees, concluded that approval of each New Fund's agreement was in the best interest of the New Fund and its shareholders.

SUBADVISERS

   Janus Capital has entered into Sub-Advisory Agreements on behalf of Risk-Managed Growth Fund, Risk-Managed Core Fund, and Mid Cap Value Fund.

ENHANCED INVESTMENT TECHNOLOGIES, LLC

   Janus Capital has entered into a Sub-Advisory Agreement with Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, on behalf of Risk-Managed Growth Fund and Risk-Managed Core Fund.

   INTECH has been in the investment advisory business since 1987. INTECH also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds and other institutional accounts. Janus Capital owns approximately 77.5% of the outstanding voting shares of INTECH.

   Under the Sub-Advisory Agreement between Janus Capital and INTECH, INTECH is responsible for day-to-day investment operations of Risk-Managed Growth Fund and Risk-Managed Core Fund. Investments will be acquired, held, disposed of, or loaned, consistent with the investment objectives, policies, and restrictions established by the Trustees and set forth in the Trust's registration statement. INTECH is also obligated to: (i) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by INTECH; (ii) perform certain limited related administrative functions; (iii) provide the Trustees with oral or written reports regarding the investment portfolio of the Funds; and (iv) maintain all books and records required under federal securities law relating to day-to-day portfolio management of the Funds. The Sub-Advisory Agreement provides that INTECH shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Funds, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement and except to the extent otherwise provided by law.

   The Sub-Advisory Agreement will continue in effect until July 1, 2006, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Funds and in either case by vote of a majority of the Independent Trustees of the Funds. The Sub-Advisory Agreement is subject to termination by the Funds or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

PERKINS, WOLF, MCDONNELL AND COMPANY, LLC

   Janus Capital has entered into a Sub-Advisory Agreement on behalf of Mid Cap Value Fund with Perkins, Wolf, McDonnell and Company, LLC, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

   Perkins: (i) manages the investment operations of the Fund; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Fund, its condition, investment decisions and conditions; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Fund; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational, and investment data and reports.

   Perkins and its predecessor have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital has a 30% ownership stake in Perkins.

   Under the Sub-Advisory Agreement between Janus Capital and Perkins, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Sub-Advisory Agreement provides that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement and except to the extent otherwise provided by law.

   Under the Sub-Advisory Agreement, Mid Cap Value Fund pays Perkins a fee equal to 50% of the advisory fee Janus Capital receives from the Fund (calculated after any fee waivers and expense reimbursements).

   The Sub-Advisory Agreement with Perkins will continue in effect until July 1, 2006, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the Independent Trustees of the Fund. The Sub-Advisory Agreement is subject to termination without cause by Janus Capital or the Trust on 60 days' written notice, or material breach of Janus Capital's or Perkins' duties if that breach is not cured within a 20-day period after notice of breach, or if Perkins is unable to discharge its duties and obligations, and terminates automatically in the event of the assignment or termination of the Investment Advisory Agreement. Perkins may terminate the Sub-Advisory Agreement upon three years' notice.

   Janus Capital and Perkins have also entered into a Relationship Agreement, which sets forth a framework of mutual cooperation between the parties with respect to the developing, marketing, and servicing of products. Among other things, Janus Capital agrees that it will not terminate or recommend to the Trustees that they terminate the Sub-Advisory Agreement with Perkins, except for cause, as long as the Relationship Agreement is in effect. Among other things, Perkins agrees to provide Janus Capital with exclusive rights to certain value investment products and limit its ability to terminate the Sub-Advisory Agreement without cause. Accordingly, both Janus Capital and Perkins have financial incentives to maintain the relationship between the parties.

   Under each Sub-Advisory Agreement, the respective subadviser is compensated according to the following schedule:

    Fund                                                         Subadviser   Annual Rate
    -------------------------------------------------------------------------------------
    Risk-Managed Growth Fund                                      INTECH         0.26%
    Risk-Managed Core Fund                                        INTECH         0.26%
    Mid Cap Value Fund                                            Perkins        0.32%(1)

   (1) Net of fee reimbursement.

   During the fiscal year ended July 31, 2005, Mid Cap Value Fund paid subadvisory fees to Perkins of $92,088. The Risk-Managed Funds pay no fees directly to INTECH. Janus Capital pays these subadvisory fees out of its advisory fees. Janus Capital also paid subadvisory fees out of its advisory fees at the annual rate of 0.74%, net of fee reimbursement, to Bay Isle Financial LLC ("Bay Isle"). Bay Isle subadvised Small Company Value Fund until July 2005.

   PROPOSED PERFORMANCE-BASED SUB-ADVISORY FEE STRUCTURE

   Pending shareholder approval at a Special Meeting of Shareholders to be held November 22, 2005 (or at any adjournment thereof), effective January 1, 2006, the subadvisory fee rate for Janus Adviser Risk-Managed Core Fund will change from a fixed rate to a rate that adjusts upward or downward based upon the Fund's performance relative to its benchmark index. This proposed change will not impact the management fee shown in the table above until January of 2007 when the performance adjustment takes effect. Janus Capital, and not Janus Adviser Risk-Managed Core Fund, pays this fee. The following discussion provides additional details regarding this change.

   Shareholders of Janus Adviser Risk-Managed Core Fund will be asked to approve an amended subadvisory agreement between Janus Capital, on behalf of the Fund, and INTECH that introduces a performance incentive subadvisory fee structure. As proposed, the subadvisory fee rate payable by Janus Capital to INTECH will change from a fixed rate to a rate that adjusts upward or downward based upon the performance of the Fund's load-waived Class A Shares relative to its benchmark index. Currently, Janus Capital, and not Janus Adviser Risk-Managed Core Fund, pays INTECH a fee for its services provided pursuant to the Sub-Advisory Agreement at an annual rate of 0.26% of the Fund's average daily net assets. The proposed subadvisory fee rate to be paid by Janus Capital to INTECH will consist of two components: (1) a base management fee calculated and accrued daily and payable monthly equal to 0.26% of the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) half of any performance fee adjustment paid to Janus Capital by the Fund ("Performance Adjustment") pursuant to the Proposed Amendment to the current investment advisory agreement between Janus Capital and the Trust, on behalf of the Fund. No Performance Adjustment will be paid to INTECH until the proposed amended subadvisory agreement has been in effect for at least 12 months.

   The Base Fee rate is the same as the annual fixed-rate fee paid by Janus Capital to INTECH under its current Sub-Advisory Agreement. The Performance Adjustment is calculated monthly and may result in an increase or decrease in the subadvisory fee rate paid by Janus Capital to INTECH, depending upon the investment performance of the Fund's load-waived Class A Shares relative to the S&P 500(R) Index over the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee versus average daily net assets over the performance measurement period for the Performance Adjustment).

   If this proposal is approved, the proposed amended subadvisory agreement and the new fee schedule are expected to become effective on January 1, 2006. Approval of the proposal is contingent upon approval of the Proposed Amendment to the current investment advisory agreement for Janus Adviser Risk-Managed Core Fund. For the first 12 months after the effective date, only the Base Fee rate will apply. When the proposed amended subadvisory agreement has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the proposed amended subadvisory agreement took effect and the Performance Adjustment will be calculated for that performance measurement period. Once the Fund has 36 months of performance history from the effective date, the Performance Adjustment will be calculated using a rolling 36 month period. The Fund does not pay any subadvisory fees to INTECH; this fee is paid by Janus Capital.

   If shareholders of Janus Adviser Mid Cap Value Fund approve an amendment to the investment advisory agreement between Janus Capital and the Trust, on behalf of the Fund, the subadvisory fee paid to Perkins will change from a fixed-rate fee to a fee that adjusts upward or downward based on the performance of the Fund's load-waived Class A Shares relative to the Russell Midcap(R) Value Index, the Fund's benchmark index.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISERS

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, while it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, Janus Capital accounts and Perkins accounts will participate in an IPO if a portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, a portfolio manager intends to build a long-term position in the company and purchase securities in both the initial offering and in the immediate aftermarket, then all accounts participating in that IPO will receive IPO shares and any immediate aftermarket shares purchased at a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his accounts receive sufficient securities to satisfy specialized investment objectives.

   INTECH has adopted its own allocation procedures, which apply to the Risk-Managed Funds. INTECH, the subadviser for Risk-Managed Growth Fund and Risk-Managed Core Fund, generates daily trades for all of its clients, including Risk-Managed Growth Fund and Risk-Managed Core Fund, using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of INTECH's Chief Investment Officer or his designee. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

   Perkins, the subadviser for Mid Cap Value Fund, may buy and sell securities, or engage in other investments, on behalf of multiple clients, including Mid Cap

   Value Fund. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client's portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital, INTECH, and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, INTECH, and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts;
   (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital, INTECH, and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital, INTECH, and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, INTECH, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital, INTECH, and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

   Perkins has adopted its own Code of Ethics, (the "Code"), which Perkins has certified complies with Rule 17j-1 under the 1940 Act. The Code establishes policies and procedures that govern certain types of personal securities transactions by employees of Perkins. Subject to the requirements and restrictions of the Code, individuals are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds. The Code has provisions that require the employees of Perkins to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds and to avoid serving their own personal interests ahead of the Funds and their shareholders.

PROXY VOTING POLICIES AND PROCEDURES

   Each Fund's Board of Trustees has delegated to Janus Capital or the Fund's subadviser, as applicable, the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's or the applicable subadviser's own policies and procedures. Summaries of Janus Capital's or the applicable subadviser's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

Enhanced Investment Technologies, LLC
Proxy Voting Procedures

   The following represents the procedures for INTECH with respect to the voting of proxies on behalf of all mutual funds advised by INTECH, for which INTECH has responsibility for voting proxies and the keeping of records relating to proxy voting.

   GENERAL POLICY. INTECH takes seriously its responsibilities in the voting of proxies for those clients who have delegated the voting responsibility to INTECH. However, in INTECH's investment process, buy and sell decisions are determined solely by a mathematical formula that selects optimal holdings and weightings without any consideration of the fundamentals of individual companies or other company-specific factors. As such, extensive corporate research analysis is not performed. Accordingly, INTECH has engaged Institutional Shareholder Services ("ISS"), an independent Proxy Voting Service, to vote all proxies on behalf of client accounts in accordance with its recommendations (the "ISS Recommendations").

   DELEGATION OF PROXY VOTING ADMINISTRATION. INTECH has engaged the services of the Investment Accounting Group of Janus Capital to provide the administration for its proxy voting.

   JANUS INVESTMENT ACCOUNTING GROUP. The Janus Investment Accounting Group works with the Proxy Voting Service and is responsible to INTECH for ensuring that all proxies are voted consistent with the ISS Recommendations.

   VOTING AND USE OF PROXY VOTING SERVICE. ISS assists in the voting of proxies for INTECH's clients, including the Risk-Managed Funds. ISS is responsible for coordinating with the mutual funds' custodians to ensure that all proxy materials received by the custodians relating to securities held by the mutual funds are processed in a timely fashion. ISS is responsible for working with the Janus Investment Accounting Group to coordinate the actual votes cast. In addition, ISS is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to INTECH or Janus Capital upon request. ISS will process all proxy votes in accordance with the ISS Recommendations.

   CONFLICTS OF INTEREST. INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:

   - ISS shall vote all proxies on INTECH's behalf in accordance with the ISS Recommendations. In its capacity as administrator, Janus Capital shall conduct periodic reviews of proxy voting records on a sample basis to ensure that all votes are actually cast in accordance with this policy.

   - The Janus Investment Accounting Group is not authorized to override any ISS Recommendation.

   - Without limiting the foregoing, the Janus Investment Accounting Group shall not give any consideration to the manner in which votes are being cast on behalf of Janus Capital or its affiliates with respect to a particular matter.

   - Any attempts to influence the proxy voting process shall be reported immediately to the INTECH Chief Operating Officer.

   - All mutual funds are prohibited from investing in securities of Janus Capital or securities of its publicly traded affiliates. INTECH maintains a Restricted List of securities that may not be purchased on behalf of the mutual funds which includes, among other things, affiliates of the mutual funds. The trading system is designed to prohibit transactions in all securities on the Restricted List.

   In light of the foregoing policies, it is not expected that any conflicts will arise in the proxy voting process. In the unusual circumstance that ISS seeks direction on any matter or INTECH is otherwise in a position of evaluating a proposal on a case-by-case basis, the matter shall be referred to the INTECH Chief Operating Officer to determine whether a material conflict exists. To the extent that a conflict of interest is identified, INTECH will vote the proxy according to the ISS Recommendations.

   REPORTING AND RECORD RETENTION. Janus Capital, on INTECH's behalf, retains proxy statements received regarding client securities, records of votes cast on behalf of clients, and records of client requests for proxy voting information. In addition, INTECH will retain copies of its Proxy Voting Procedures and the ISS Guidelines. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

   REVIEW OF POLICY. INTECH shall periodically review this policy and the services provided by ISS to determine whether the continued use of ISS and the ISS Recommendations is in the best interest of clients.

Perkins, Wolf, McDonnell and Company, LLC
Proxy Voting Summary for Mutual Funds

   Perkins votes proxies in the best interest of its shareholders and without regard to any other Perkins relationship (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Perkins has developed proxy voting guidelines (the "Perkins Wolf Guidelines") that influence how Perkins portfolio managers vote proxies on securities held by the portfolios Perkins manages. The Perkins Wolf Guidelines, which include recommendations on all major corporate issues, have been developed by the Perkins Wolf Proxy Voting Committee (the "Proxy Voting Committee"). Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Wolf Guidelines, however, a portfolio manager may choose to vote differently than the Perkins Wolf Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins' behalf, has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to develop the Perkins Wolf Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Wolf Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Wolf Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Perkins Wolf Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Perkins Wolf Guidelines for use in voting proxies. Below is a summary of some of the more significant Perkins Wolf Guidelines.

   BOARD OF DIRECTORS ISSUES
   Perkins will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Perkins will generally vote in favor of proposals to increase the minimum number of independent directors. Perkins will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Perkins will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Perkins reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Perkins will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Perkins will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

   GENERAL CORPORATE ISSUES
   Perkins will generally oppose proposals regarding supermajority voting rights. Perkins will generally oppose proposals for different classes of stock with different voting rights. Perkins will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Perkins will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Perkins Wolf Guidelines, Perkins will generally vote pursuant to that Perkins Wolf Guideline. Perkins will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Perkins Wolf will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Perkins Wolf Guidelines.

CUSTODIAN, TRANSFER AGENT, AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

   State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares and Class S Shares of each Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in Class R Shares and Class S Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

   For the fiscal years or periods ended July 31, the total amounts paid by Class R Shares and Class S Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and service providers) for administrative services are summarized below.

                                                Administrative     Administrative   Administrative
                                                   Services           Services         Services
                                                     Fees               Fees             Fees
Fund Name                                      July 31, 2005(1)    July 31, 2004    July 31, 2003
--------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund(2)
    Class R Shares                                $       22                 --               --
    Class S Shares                                $  664,254         $  999,630       $  821,440
  Forty Fund(3)
    Class R Shares                                $       23                 --               --
    Class S Shares                                $2,697,562         $2,768,136       $1,909,052
  Orion Fund(4)
    Class R Shares                                       N/A                N/A              N/A
    Class S Shares                                       N/A                N/A              N/A
  Mid Cap Growth Fund
    Class R Shares                                $       23                 --               --
    Class S Shares                                $  249,346         $  577,667       $  584,918
  Small-Mid Growth Fund(4)
    Class R Shares                                       N/A                N/A              N/A
    Class S Shares                                       N/A                N/A              N/A
  Growth and Income Fund
    Class R Shares                                $       23                 --               --
    Class S Shares                                $  544,278         $  646,924       $  609,197
  Core Equity Fund
    Class R Shares                                $       22                 --               --
    Class S Shares                                $   82,009         $   91,444       $   63,875
  Contrarian Fund(4)
    Class R Shares                                       N/A                N/A              N/A
    Class S Shares                                       N/A                N/A              N/A
  Balanced Fund
    Class R Shares                                $       21                 --               --
    Class S Shares                                $1,652,426         $2,325,650       $2,040,343
RISK-MANAGED
  Risk-Managed Growth Fund
    Class R Shares                                $       22                 --               --
    Class S Shares                                $  141,530         $  100,429       $   12,933(5)
  Risk-Managed Core Fund
    Class R Shares                                $       23                 --               --
    Class S Shares                                $   22,428         $   17,777       $    6,059(5)
VALUE
  Mid Cap Value Fund
    Class R Shares                                $      912                 --               --
    Class S Shares                                $   87,117         $   37,292       $    4,155(6)
  Small Company Value Fund
    Class R Shares                                $       29                 --               --
    Class S Shares                                $   47,439         $   36,094       $    8,257(7)(8)

                                                Administrative     Administrative   Administrative
                                                   Services           Services         Services
                                                     Fees               Fees             Fees
Fund Name                                      July 31, 2005(1)    July 31, 2004    July 31, 2003
--------------------------------------------------------------------------------------------------
INTERNATIONAL & GLOBAL
  Worldwide Fund
    Class R Shares                                $       22                 --               --
    Class S Shares                                $1,464,242         $2,583,397       $2,676,302
  International Growth Fund
    Class R Shares                                $       24                 --               --
    Class S Shares                                $  739,374         $1,047,659       $1,219,527
  Foreign Stock Fund
    Class R Shares                                $       23                 --               --
    Class S Shares                                $    7,745         $    6,786       $    5,395
BOND
  Flexible Bond Fund(9)
    Class R Shares                                $       21                 --               --
    Class S Shares                                $  151,799         $  215,485       $  198,148
  High-Yield Fund(4)
    Class R Shares                                       N/A                N/A              N/A
    Class S Shares                                       N/A                N/A              N/A

(1) September 30, 2004 (class inception) to July 31, 2005 for Class R Shares.
(2) Formerly named Growth Fund.
(3) Formerly named Capital Appreciation Fund.
(4) Commenced investment operations on August 1, 2005.
(5) January 2, 2003 (inception) to July 31, 2003.
(6) December 31, 2002 (inception) to July 31, 2003.
(7) Prior to the reorganization, Small Company Value Fund was party to an administrative services agreement with Berger Financial. Berger Financial provided administrative services to the Fund at no cost.
(8) April 21, 2003 (inception) to July 31, 2003.
(9) Formerly named Flexible Income Fund.

   Janus Services is not compensated for its services related to Class A Shares, Class C Shares, and Class I Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking and/or omnibus account fees which certain intermediaries charge with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation ("NSCC") or similar systems.

   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for each Fund, except for Flexible Bond Fund and High-Yield Fund, which each pay $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Funds use the DST sharelot system to track and process redemption fees and contingent deferred sales charges. For this system, the Funds currently pay DST at an annual rate of $0.40 per account. This fee is only charged to those Funds with redemption fees or contingent deferred sales charges.

   Janus Distributors LLC, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at net asset value per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Janus Capital places all portfolio transactions of the Funds, except for the Risk-Managed Funds. With respect to Mid Cap Value Fund, Janus Capital places portfolio transactions solely upon Perkins' direction. With respect to the Risk-Managed Funds, INTECH places portfolio transactions using its proprietary trade system software.

   Janus Capital and Perkins have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital and Perkins may occasionally pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for funds subadvised by Perkins, Janus Capital acts on behalf of and in consultation with Perkins. Those factors include, but are not limited to: Janus Capital's and Perkins' knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins) determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research, and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins, as applicable. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities, and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses, and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists, and government officials; and other research products and services that assist Janus Capital or Perkins, as applicable, in carrying out their responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's and Perkins' own research efforts. Because Janus Capital and Perkins receive a benefit from research they receive from broker-dealers, Janus Capital and Perkins may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital and Perkins do not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   For the fiscal year ended July 31, 2005, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below.

Fund Name                                                     Commissions    Transactions
-----------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund(1)                                      $2,468        $2,710,185
  Forty Fund(2)                                                 $2,685        $3,698,931
  Mid Cap Growth Fund                                           $1,073        $  563,278
  Growth and Income Fund                                        $3,253        $2,033,807
  Core Equity Fund                                              $  491        $  421,405
  Balanced Fund                                                 $3,338        $3,884,608
VALUE
  Mid Cap Value Fund                                            $4,276        $2,463,252
INTERNATIONAL & GLOBAL
  Worldwide Fund                                                $1,558        $1,426,525
  International Growth Fund                                     $  460        $  322,782

(1) Formerly named Growth Fund.
(2) Formerly named Capital Appreciation Fund.
Note: Funds that are not included in the table did not pay any commissions related to research for the stated period.

   Janus Capital and Perkins do not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital and Perkins do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital or Perkins and such research may not necessarily be used by Janus Capital or Perkins in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services earned from equity trades may be used for fixed-income or other clients that normally do not pay brokerage commissions. Perkins may make its own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins' clients, including Mid Cap Value Fund.

   Janus Capital and Perkins may also use step-out transactions in order to receive research products and services. In a step-out transaction, Janus Capital or Perkins directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. In a new issue designation, Janus Capital or Perkins directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or Perkins directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer that provides such products and/or services. Given Janus Capital's and Perkins' receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and Perkins have an incentive to continue to engage in such transactions; however, Janus Capital and Perkins only intend to utilize step-out transactions and new issue designations when they believe that doing so would help achieve best execution.

   INTECH has a policy of seeking to obtain best execution (obtaining the most favorable price and efficient execution). INTECH seeks to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. INTECH may, however, pay a higher commission than would otherwise be necessary for a particular transaction when, in INTECH's opinion, to do so will further the goal of obtaining the best available execution. Commissions are negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates with respect to any securities transactions involving a commission payment. Periodically, reviews are conducted of the allocation among brokers of orders for equity securities and the commissions that were paid.

   INTECH does not consider research services in selecting brokers. For the Risk-Managed Funds, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of INTECH's Chief Investment Officer. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital or the subadviser better prices and executions will be achieved through the use of a broker.

   The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal years or periods ending on July 31 of each year shown.

Fund Name                                                  2005         2004          2003
---------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund(1)                               $406,850    $  360,655    $  407,798
  Forty Fund(2)                                          $593,183    $  868,186    $  930,751
  Orion Fund(3)                                               N/A    $       --    $       --
  Mid Cap Growth Fund                                    $ 74,777    $  211,022    $  557,244
  Small-Mid Growth Fund(3)                                    N/A    $       --    $       --
  Growth and Income Fund                                 $231,944    $  356,900    $  277,668
  Core Equity Fund                                       $ 58,838    $   74,971    $   71,702
  Contrarian Fund(3)                                          N/A    $       --    $       --
  Balanced Fund                                          $479,103    $  930,261    $  868,540
RISK-MANAGED
  Risk-Managed Growth Fund                               $ 76,732    $   43,293    $   24,273(4)
  Risk-Managed Core Fund                                 $ 16,261    $   10,420    $    8,906(4)
VALUE
  Mid Cap Value Fund                                     $110,358    $   48,154    $   15,297(5)
  Small Company Value Fund                               $ 21,304    $   30,136    $    6,340(6)
INTERNATIONAL & GLOBAL
  Worldwide Fund                                         $844,888    $5,116,011    $3,088,747
  International Growth Fund                              $647,748    $1,493,832    $1,754,406
  Foreign Stock Fund                                     $  2,033    $    2,204    $    5,943
BOND
  Flexible Bond Fund(7)                                  $    400    $      509    $      558
  High-Yield Fund(3)                                          N/A    $       --    $       --

(1) Formerly named Growth Fund.
(2) Formerly named Capital Appreciation Fund.
(3) Commenced investment operations on August 1, 2005.
(4) January 2, 2003 (inception) to July 31, 2003.
(5) December 31, 2002 (inception) to July 31, 2003.
(6) April 21, 2003 (inception) to July 31, 2003.
(7) Formerly named Flexible Income Fund.

   Included in such brokerage commissions are the following amounts paid to DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. DST was an affiliate of JCGI prior to June 16, 2004. The following amounts served to reduce each Fund's out-of-pocket expenses through the use of credits against the charges of DST and its affiliates. Information is not shown for the fiscal year ended July 31, 2005 because DST was not considered an "affiliate" of the Funds during this period.

                                      Commissions Paid                      Commission Paid
                                    through DSTS for the                  through DSTS for the
                                        Period Ended       Reduction of       Period Ended       Reduction of
Fund Name                              July 31, 2004       Expenses(1)       July 31, 2003       Expenses(1)
-------------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund(2)                     --                 --            $ 4,021            $ 3,017
  Forty Fund(3)                           $35,374            $26,537            $11,750            $ 8,815
  Mid Cap Growth Fund                     $   600            $   450            $ 8,292            $ 6,221
  Growth and Income Fund                       --                 --            $ 3,164            $ 2,374
  Core Equity Fund                             --                 --            $ 1,382            $ 1,037
  Balanced Fund                           $ 3,599            $ 2,700            $16,760            $12,573
VALUE
  Small Company Value Fund                     --                 --            $   287            $   216
INTERNATIONAL & GLOBAL
  Worldwide Fund                               --                 --            $10,752            $ 8,066
  Foreign Stock Fund                           --                 --            $    74            $    56

(1) The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
(2) Formerly named Growth Fund.
(3) Formerly named Capital Appreciation Fund.
Note: Funds that did not execute trades with DSTS during the periods indicated are not included in the table.

   As of July 31, 2005, certain Funds owned securities of their regular broker-dealers (or parents), as shown below:

                                                                                        Value of
                                        Name of                                     Securities Owned
Fund Name                               Broker-Dealer                                as of 7/31/05
----------------------------------------------------------------------------------------------------
GROWTH AND CORE
Large Cap Growth Fund(1)                Banc of America Securities LLC                $ 1,700,000
                                        Merrill Lynch & Company, Inc.                   1,358,406
                                        Morgan Stanley Co.                              1,019,091
                                        UBS A.G.                                          979,422

Forty Fund(2)                           Banc of America Securities LLC                $24,900,000
                                        Bank of America Corp.                          43,680,224
                                        Goldman Sachs Group, Inc.                      18,728,927

Mid Cap Growth Fund                     Banc of America Securities LLC                $ 2,700,000

Growth and Income Fund                  Banc of America Securities LLC                $ 1,300,000
                                        Citigroup, Inc.                                 8,092,740
                                        Goldman Sachs Group, Inc.                       2,404,180
                                        JP Morgan Chase & Co.                           4,094,864
                                        Morgan Stanley Co.                              1,063,866

Core Equity Fund                        Banc of America Securities LLC                $ 1,900,000
                                        Citigroup, Inc.                                   361,311
                                        JP Morgan Chase & Co.                           1,279,799
                                        Merrill Lynch & Company, Inc.                   1,649,661

Balanced Fund                           Banc of America Securities LLC                $23,800,000
                                        Bank of America Corp.                           2,376,854
                                        Citigroup, Inc.                                 1,871,457
                                        Citigroup, Inc.                                 2,497,163
                                        Credit Suisse First Boston USA, Inc.              983,109
                                        JP Morgan Chase & Co.                           1,962,654
                                        JP Morgan Chase & Co.                          12,091,498
                                        Merrill Lynch & Company, Inc.                  15,233,131

RISK-MANAGED

Risk-Managed Growth Fund                Banc of America Securities LLC                $ 5,600,000
                                        Goldman Sachs Group, Inc.                         333,188
                                        Morgan Stanley Co.                                 21,220

Risk-Managed Core Fund                  Banc of America Securities LLC                $   400,000
                                        Bank of America Corp.                             355,514
                                        Bear Stearns Companies, Inc.                       20,422
                                        Citigroup, Inc.                                   160,950
                                        Goldman Sachs Group, Inc.                          85,984
                                        JP Morgan Chase & Co.                              43,855
                                        Merrill Lynch & Company, Inc.                      29,390
                                        Morgan Stanley Co.                                 21,220

                                                                                        Value of
                                        Name of                                     Securities Owned
Fund Name                               Broker-Dealer                                as of 7/31/05
----------------------------------------------------------------------------------------------------
VALUE
Mid Cap Value Fund                      Banc of America Securities LLC                $13,900,000
Small Company Value Fund                Banc of America Securities LLC                  1,000,000
                                        Nomura Securities International, Inc.           2,000,000
INTERNATIONAL & GLOBAL
Worldwide Fund                          Citigroup, Inc.                               $ 8,096,873
                                        JP Morgan Chase & Co.                          21,338,167
                                        UBS A.G.                                        5,336,614
International Fund                      Banc of America Securities LLC                  2,200,000
Foreign Stock Fund                      Banc of America Securities LLC                    200,000
BOND
Flexible Bond Fund(3)                   Banc of America Securities LLC                $ 1,400,000
                                        Goldman Sachs Group, Inc.                         110,186

(1) Formerly named Growth Fund.
(2) Formerly named Capital Appreciation Fund.
(3) Formerly named Flexible Income Fund.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

   Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this Statement of Additional Information, collectively, the three registered investment companies consist of 65 series or funds.

   In April 2003, the Trustees established an Advisory Board to provide the Trustees with advice regarding certain Janus funds that, in connection with the reorganization of the Berger family of funds into the Janus funds, received assets from the Berger funds. The Advisory Board was designated by a majority vote of the Trustees and served a two-year term, which ended effective March 2005.

   The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2004,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  65**             Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 Age 61                                                 private investor.                                Director, Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director,
                                                                                                         Janus World
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee                           Partner, Tango Group, a                          Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 48                                                                                                  Trust (since
                                                                                                         2001);
                                                                                                         Director, IZZE
                                                                                                         Beverages; and
                                                                                                         Director,
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    65               Trustee, Asian
 151 Detroit Street                                     Chief Operating Officer of The                   Cultural
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Council.
 Age 47                                                 private family foundation);
                                                        and Vice President, Asian
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 65 funds comprising the Janus Funds, Mr. Mullen oversees 86 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2004,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   65               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL).                   Director,
 Denver, CO 80206                                                                                        Divergence Inc.
 Age 66                                                                                                  (biotechnology
                                                                                                         firm);
                                                                                                         Director, A.M.
                                                                                                         Castle & Co.
                                                                                                         (metals
                                                                                                         distributor)
                                                                                                         and W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station), the
                                                                                                         University of
                                                                                                         Chicago, and
                                                                                                         Chicago Public
                                                                                                         Education Fund.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         65               Director, Red
 151 Detroit Street                                     Director, Roaring Fork Capital                   Robin Gourmet
 Denver, CO 80206                                       Partners (private equity firm)                   Burgers, Inc.
 Age 61                                                 and Professor Emeritus of
                                                        Business, University of
                                                        Colorado, Colorado Springs, CO
                                                        (since 2004). Formerly,
                                                        Professor of Business,
                                                        University of Colorado
                                                        (2002-2004); and Distinguished
                                                        Visiting Professor of Business
                                                        (2001-2002), Thunderbird
                                                        University (American Graduate
                                                        School of International
                                                        Management), Phoenix, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    65               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 60                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

* All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2004,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and            65               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments.
 Age 66                                                 Formerly, CEO and President,
                                                        Marwal, Inc. (homeowner
                                                        association management
                                                        company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee                           Retired. Formerly, Chairman                      Director, Wal-
 151 Detroit Street                                     and Chief Executive Officer,                     Mart; Director,
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          The Field
 Age 57                                                 (advertising agency)                             Museum of
                                                        (2001-2005); and President,                      Natural History
                                                        Leo Burnett (USA) (advertising                   (Chicago, IL);
                                                        agency) (1996-2000).                             Director,
                                                                                                         Children's
                                                                                                         Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL);
                                                                                                         Director,
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations; and
                                                                                                         Director,
                                                                                                         Economic Club
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey**   Trustee          4/00-Present     Retired. Formerly, President    65               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002),
 Age 67                                                 Janus Capital or Janus Capital
                                                        Corporation; President and
                                                        Director (1994-2002), The
                                                        Janus Foundation; Chairman and
                                                        Director (1978-2002), Janus
                                                        Capital Corporation; and
                                                        Director (1997-2001), Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2004     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Jonathan D. Coleman   Executive Vice          2/02-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 33                Janus Adviser Mid Cap                  (1994-1997 and 2000-2002) for Janus
                       Growth Fund                            Capital Corporation.
--------------------------------------------------------------------------------------------------
 David C. Decker       Executive Vice          6/05-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 38                Janus Adviser
                       Contrarian Fund
--------------------------------------------------------------------------------------------------
 Jakob V. Holm         Executive Vice          7/05-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 33                Janus Adviser Small
                       Company Value Fund
--------------------------------------------------------------------------------------------------
 Brent A. Lynn         Executive Vice          1/01-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 40                Janus Adviser                          (1991-2001) for Janus Capital
                       International Growth                   Corporation.
                       Fund
--------------------------------------------------------------------------------------------------
 Marc Pinto            Executive Vice          5/05-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 43                Janus Adviser Balanced
                       Fund
--------------------------------------------------------------------------------------------------
 Blaine P. Rollins     Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 37                Janus Adviser Large
                       Cap Growth Fund
--------------------------------------------------------------------------------------------------
 Ron Sachs             Executive Vice          6/05-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 37                Janus Adviser Orion                    (1996-2000) for Janus Capital
                       Fund and Janus Adviser                 Corporation.
                       Small-Mid Growth Fund
--------------------------------------------------------------------------------------------------
 Scott W. Schoelzel    Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 46                Janus Adviser Forty
                       Fund
--------------------------------------------------------------------------------------------------
 Gibson Smith          Executive Vice          5/05-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts. Formerly, Analyst
 Age 36                Janus Adviser Balanced                 (2001-2003) for Janus Capital
                       Fund                                   Corporation and worked in the
                                                              fixed-income division (1991-2001)
                       Executive Vice          6/05-Present   for Morgan Stanley.
                       President and
                       Portfolio Manager
                       Janus Adviser
                       High-Yield Fund
--------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2004     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Minyoung Sohn         Executive Vice          1/04-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 29                Janus Adviser Growth                   (1998-2003) for Janus Capital
                       and Income Fund                        Corporation.

                       Executive Vice          5/05-Present
                       President and
                       Portfolio Manager
                       Janus Adviser Core
                       Equity Fund
--------------------------------------------------------------------------------------------------
 Ronald V. Speaker     Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 40                Janus Adviser Flexible
                       Bond Fund
--------------------------------------------------------------------------------------------------
 Jason P. Yee          Executive Vice          7/04-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Portfolio
 Age 35                Janus Adviser                          Manager and Managing Director
                       Worldwide Fund                         (1996-2000) for Bee & Associates and
                                                              Analyst (2000- 2001) for Janus
                       Executive Vice          3/01-Present   Capital Corporation.
                       President and
                       Portfolio Manager
                       Janus Adviser Foreign
                       Stock Fund
--------------------------------------------------------------------------------------------------
 Bonnie M. Howe        Vice President          4/00-Present   Vice President and Assistant General
 151 Detroit Street                                           Counsel of Janus Capital, Janus
 Denver, CO 80206                                             Distributors LLC, and Janus Services
 Age 39                                                       LLC.
--------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   General Counsel         4/04-Present   Senior Vice President and General
 151 Detroit Street                                           Counsel of Janus Capital and Janus
 Denver, CO 80206      Vice President and      4/00-Present   Services LLC; and Senior Vice
 Age 39                Secretary                              President and Assistant General
                                                              Counsel of Janus Distributors LLC.
                                                              Formerly, Vice President (1999-2005)
                                                              of Janus Distributors LLC; Vice
                                                              President (2000-2004) and Assistant
                                                              General Counsel (2002-2004) of Janus
                                                              Services LLC; and Vice President
                                                              (1999-2002) and Assistant General
                                                              Counsel (1999-2004) of Janus
                                                              Capital.
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President and      6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Chief Compliance                       Compliance Officer of Janus Capital,
 Denver, CO 80206      Officer                                Janus Distributors LLC, and Janus
 Age 47                                                       Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President and Chief
                                                              Compliance Officer of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Vice President of Janus
                                                              Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2004     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Girard C. Miller**    President and Chief     11/03-Present  Executive Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital
 Denver, CO 80206                                             Group Inc. and Janus Capital;
 Age 53                                                       President of Janus Distributors LLC
                                                              and Janus Capital International LLC;
                                                              Executive Vice President of Janus
                                                              Services LLC; President and Director
                                                              of Janus Management Holdings
                                                              Corporation; and Chief Operating
                                                              Officer and President of Capital
                                                              Group Partners, Inc. Formerly,
                                                              Director of Capital Group Partners,
                                                              Inc. (2003-2004); and President and
                                                              Chief Executive Officer of ICMA
                                                              Retirement Corporation (1993-2003).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 Age 42                Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** Mr. Miller intends to resign his positions with Janus Capital Group Inc. and its subsidiaries effective January 3, 2006. A successor to his positions with the Trust will be appointed by the Trustees prior to this date.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          John W. McCarter, Jr. (Chairman)  4
 COMMITTEE    reporting process, the system  Dennis B. Mullen
              of internal controls over      William D. Stewart
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and
              pre-approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes              James T. Rothe (Chairman)         4
 COMMITTEE    recommendations regarding      William F. McCalpin
              matters related to the         Dennis B. Mullen
              Trust's use of brokerage
              commissions and placement of
              portfolio transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)       6
 OVERSIGHT    activities of the Trust's      William F. McCalpin
 COMMITTEE    non-money market Funds.        John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)    4
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Martin H. Waldinger
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)    4
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus Money Market Funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      Dennis B. Mullen (Chairman)       5
 AND          individuals for election as    John W. McCarter, Jr.
 GOVERNANCE   Trustee, consults with         William D. Stewart
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)     6
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Martin H. Waldinger
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   The Trustees own shares of other Janus funds that are similarly managed as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2004.


--------------------------------------------------------------------------------------
                                                         AGGREGATE DOLLAR RANGE OF
                                                         EQUITY SECURITIES IN ALL
                                                         REGISTERED INVESTMENT
                          DOLLAR RANGE OF EQUITY         COMPANIES OVERSEEN BY TRUSTEE
 NAME OF TRUSTEE          SECURITIES IN THE FUNDS        IN JANUS FUNDS
--------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------------
 Dennis B. Mullen         None                           Over $100,000
--------------------------------------------------------------------------------------
 William F. McCalpin      None                           Over $100,000
--------------------------------------------------------------------------------------
 John W. McCarter, Jr.    None                           Over $100,000
--------------------------------------------------------------------------------------
 James T. Rothe           None                           Over $100,000
--------------------------------------------------------------------------------------
 William D. Stewart       None                           Over $100,000
--------------------------------------------------------------------------------------
 Martin H. Waldinger      None                           Over $100,000
--------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
--------------------------------------------------------------------------------------
 Thomas H. Bailey         None                           Over $100,000
--------------------------------------------------------------------------------------

* Jerome S. Contro and Linda S. Wolf, elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005, do not own any securities of the Funds but each own, in the aggregate, over $100,000 in the Janus Funds.

   The following table shows the aggregate compensation earned by and paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus funds.

                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2005(1)           December 31, 2004(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES(3)
  Dennis B. Mullen, Chairman and Trustee(4)                $12,762                     $429,205
  William F. McCalpin, Trustee                             $ 9,102                     $243,000
  John W. McCarter, Jr., Trustee                           $ 9,576                     $243,000
  James T. Rothe, Trustee                                  $ 9,280                     $302,000
  William D. Stewart, Trustee                              $ 9,762                     $252,000
  Martin H. Waldinger, Trustee                             $ 9,280                     $247,500

(1) Since Orion Fund, Small-Mid Growth Fund, Contrarian Fund, and High-Yield Fund had not commenced operations as of July 31, 2005, no fees were paid during this fiscal year. The aggregate compensation paid by the Funds is estimated for their first full fiscal year, August 1, 2005 through July 31, 2006, as follows: Dennis B. Mullen $38; William F. McCalpin $31; John W. McCarter Jr. $31; James T. Rothe $31; William D. Stewart $31; and Martin H. Waldinger $31.
(2) For Mr. Mullen, includes compensation for service on the boards of five Janus trusts comprised of 82 portfolios (21 portfolios of which are for service on the board of Janus World Funds Plc, an offshore product) (as of December 31, 2004). For Messrs. McCalpin, McCarter, Stewart, and Waldinger, includes compensation for service on the boards of three Janus trusts comprised of 59 portfolios (as of December 31, 2004). For Mr. Rothe, includes compensation for service on the boards of four Janus trusts comprised of 61 portfolios (as of December 31, 2004).
(3) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees and were paid by the Trust in this capacity. As of the fiscal year ended July 31, 2005, Ms. Wolf received aggregate compensation of $11,066 from the Trust for serving as a consultant to the Trustees. Mr. Contro did not receive any compensation from the Trust as of the fiscal year ended July 31, 2005. Neither Ms. Wolf nor Mr. Contro received any compensation from the Trust during calendar year 2004.
(4) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus World Funds Plc.

   The following table shows the aggregate compensation paid to each member of the Advisory Board by Small Company Value Fund and all Janus Funds for the periods indicated. None of the Advisory Board members receive pension or retirement benefits from Small Company Value Fund or the Janus Funds. The Advisory Board's two-year term ended effective March 2005.

                                                     Aggregate Compensation     Total Compensation
                                                       from the Fund for       from the Janus Funds
                                                       fiscal year ended      for calendar year ended
Name of Person, Position                                 July 31, 2005           December 31, 2004
-----------------------------------------------------------------------------------------------------
Katherine A. Cattanach, Advisory Board
  Chairperson                                                 $31                     $22,500
Harry T. Lewis, Jr., Advisory Board Member                    $31                     $22,500
Michael Owen, Advisory Board Member                           $31                     $22,500
Albert C. Yates, Advisory Board Member                        $31                     $22,500

JANUS INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED

   The following table provides information relating to other accounts managed by the portfolio managers as of July 31, 2005. No accounts included in the totals listed below have a performance-based advisory fee.


                                                               Other Registered
                                                                  Investment            Other Pooled
                                                                   Companies         Investment Vehicles   Other Accounts
    ---------------------------------------------------------------------------------------------------------------------
    Jonathan D. Coleman    Number of Other Accounts Managed                   2                    1                   6
                           Assets in Other Accounts Managed     $ 2,566,417,807          $37,736,539        $ 12,078,796
    David Decker           Number of Other Accounts Managed                   2                 None                   6
                           Assets in Other Accounts Managed     $ 2,846,558,852                 None        $ 11,520,861
    Jakob V. Holm          Number of Other Accounts Managed                   2                 None                   3
                           Assets in Other Accounts Managed     $    10,741,832                 None        $    187,960
    Brent A. Lynn          Number of Other Accounts Managed                   2                    1                   1
                           Assets in Other Accounts Managed     $ 3,377,155,836          $72,098,532        $    625,116
    Marc Pinto             Number of Other Accounts Managed                   5                 None                  35
                           Assets in Other Accounts Managed     $   617,873,355                 None        $835,541,313
    Blaine P. Rollins      Number of Other Accounts Managed                   4                 None                   3
                           Assets in Other Accounts Managed     $13,555,604,732                 None        $    718,722
    Ron Sachs              Number of Other Accounts Managed                   3                 None                   2
                           Assets in Other Accounts Managed     $   791,887,799                 None        $    358,705
    Scott W. Schoelzel     Number of Other Accounts Managed                  15                    1                  13
                           Assets in Other Accounts Managed     $13,064,100,821          $36,782,814        $ 49,286,381
    Gibson Smith           Number of Other Accounts Managed                   7                 None                   5
                           Assets in Other Accounts Managed     $ 7,386,933,820                 None        $339,226,667
    Minyoung Sohn          Number of Other Accounts Managed                   6                 None                   3
                           Assets in Other Accounts Managed     $ 6,599,507,497                 None        $  7,253,040
    Ronald V. Speaker      Number of Other Accounts Managed                   3                 None                  10
                           Assets in Other Accounts Managed     $ 2,365,712,145                 None        $895,503,718
    Jason P. Yee           Number of Other Accounts Managed                   7                 None                   3
                           Assets in Other Accounts Managed     $ 7,439,411,740                 None        $    490,836


   MATERIAL CONFLICTS

   As shown in the table above, certain Funds' portfolio managers may manage other accounts with investment strategies similar to the Funds, including other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. These procedures are described in further detail under "Additional Information About Janus Capital."

   COMPENSATION

   The following describes the structure and method of calculating a portfolio manager's compensation as of July 31, 2005.

   A portfolio manager is compensated for managing a Fund and any other funds, portfolios, or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure, and long-term performance as a portfolio manager.

   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. ("JCGI") restricted stock, stock options, and a cash deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is structured to pay the portfolio manager primarily on individual performance (and leadership criteria, as applicable), with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

   A portfolio manager's individual performance compensation is determined by applying a multiplier against the portfolio manager's fixed compensation. The multiplier is tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three-year results. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of three, four, or five consecutive years (performance periods may be from commencement of a portfolio manager's tenure managing a Fund). Equity portfolio manager compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance. Portfolio managers are not eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.

   Equity and fixed-income portfolio managers are also eligible to participate in team performance compensation pools. Equity portfolio managers participate in a designated equity team compensation pool and fixed-income portfolio managers participate in a designated fixed-income team compensation pool. The compensation pools generally are each derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Compensation from each pool is then allocated among the eligible respective participants in each pool at the discretion of Janus Capital. No team performance compensation is paid to any portfolio manager if the aggregate asset-weighted team performance for the one-year period for their respective pool does not meet or exceed a certain rank in the relevant Lipper peer group.

   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

   COMPENSATION

   The following describes the structure and method of calculating Jakob Holm's compensation as of July 31, 2005.

   Jakob Holm is compensated for managing the Fund and any other funds, portfolios, or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility

   (including assets under management), tenure, and long-term performance as the portfolio manager.

   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of JCGI restricted stock, stock options and a cash deferred award that is credited with income, gains and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is structured to pay the portfolio manager primarily on individual performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

   Jakob Holm's individual performance compensation is determined by applying a multiplier against the portfolio manager's fixed compensation. The multiplier is tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. The portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.

   Jakob Holm may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI's Executive Income Deferral Program.

   Each Fund's Lipper peer group for compensation purposes is shown in the following table:

    Fund                                    Lipper Peer Group
    ----------------------------------------------------------------------------
    GROWTH & CORE
      Large Cap Growth Fund(1)              Multi-Cap Growth Funds
      Forty Fund(2)                         Large-Cap Growth Funds
      Orion Fund                            Multi-Cap Growth Funds
      Mid Cap Growth Fund                   Mid-Cap Growth Funds
      Small-Mid Growth Fund                 Small Cap Growth Funds
      Growth and Income Fund                Large-Cap Core Funds
      Core Equity Fund                      Large-Cap Core Funds
      Contrarian Fund                       Multi-Cap Core Funds
      Balanced Fund                         Balanced Funds
    VALUE
      Small Company Value Fund              Small Cap Core Funds
    INTERNATIONAL & GLOBAL
      Worldwide Fund                        Global Funds
      International Growth Fund             International Funds
      Foreign Stock Fund                    International Funds
    BOND
      Flexible Bond Fund(3)                 Intermediate Investment Grade Debt
                                             Funds
      High-Yield Fund                       High Current Yield Funds

(1) Formerly named Growth Fund.
(2) Formerly named Capital Appreciation Fund.
(3) Formerly named Flexible Income Fund.

INTECH INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED

   The following table provides information relating to other accounts managed by the investment personnel as of July 31, 2005. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.


                                                      Other Registered    Other Pooled
                                                         Investment        Investment
                                                         Companies          Vehicles      Other Accounts(1)
-----------------------------------------------------------------------------------------------------------
Robert Fernholz  Number of Other Accounts Managed                   6                17                261
                 Assets in Other Accounts Managed      $1,538,603,690    $5,140,554,229    $27,251,638,189
David E. Hurley  Number of Other Accounts Managed                   6                17                261
                 Assets in Other Accounts Managed      $1,538,603,690    $5,140,554,229    $27,251,638,620
Cary Maguire     Number of Other Accounts Managed                   6                17                261
                 Assets in Other Accounts Managed      $1,538,603,690    $5,140,554,229    $27,251,618,096
Joseph Runnels   Number of Other Accounts Managed                   6                17                261
                 Assets in Other Accounts Managed      $1,538,603,690    $5,140,554,229    $27,251,612,497


(1) 30 of the accounts included in the totals, consisting of $4,739,146,025 of the total assets in the category, have performance-based advisory fees.

   MATERIAL CONFLICTS

   As shown in the table above, the Funds' investment personnel may manage other accounts with investment strategies similar to the Funds. Fees earned by the adviser may vary among these accounts and the investment personnel may personally invest in some but not all of these accounts. These factors could create conflicts of interest because the investment personnel may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the investment personnel identified a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the investment personnel may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, INTECH believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the investment personnel are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, INTECH generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, preallocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. These procedures are described in further detail under "Additional Information About Janus Capital and the Subadvisers."

   COMPENSATION

   As described under "Investment Advisers and Subadvisers," Janus Capital has entered into Sub-Advisory Agreements on behalf of Risk-Managed Growth Fund and Risk-Managed Core Fund. The compensation structure of the investment personnel is determined by INTECH and is summarized by INTECH below. The following describes the structure and method of calculating the investment personnel's compensation as of July 31, 2005.

   For managing the Funds and all other accounts, the investment personnel receive base pay in the form of a fixed annual salary paid by INTECH, and which is not directly based on performance or assets of the Funds or other accounts. The investment personnel are also eligible for a cash bonus as determined by INTECH, and which is not directly based on performance or assets of the Funds or other accounts. The investment personnel, as part owners of INTECH, also receive compensation by virtue of their ownership interest in INTECH.

   The investment personnel may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

PERKINS INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED

   The following table provides information relating to other accounts managed by the portfolio managers as of July 31, 2005. No accounts included in the totals listed below have a performance-based advisory fee.


                                                      Other Registered    Other Pooled
                                                         Investment        Investment
                                                         Companies          Vehicles      Other Accounts
--------------------------------------------------------------------------------------------------------
Jeffrey Kautz    Number of Other Accounts Managed                   3         None                    18
                 Assets in Other Accounts Managed      $5,456,452,857         None        $  526,523,000
Robert Perkins   Number of Other Accounts Managed                   4         None                   145
                 Assets in Other Accounts Managed      $7,770,041,684         None        $1,991,765,703
Thomas Perkins   Number of Other Accounts Managed                   4         None                    70
                 Assets in Other Accounts Managed      $7,770,041,684         None        $1,891,765,703

   MATERIAL CONFLICTS

   As shown in the table above, Mid Cap Value Fund's portfolio managers may manage other funds and accounts with investment strategies similar to the Fund. Fees earned by the adviser may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts or funds outperforming the Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Perkins believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes and similar factors. Information regarding Perkins' trade allocation procedures is described under "Additional Information About Janus Capital and the Subadvisers."

   COMPENSATION

   As described under "Investment Advisers and Subadvisers," Janus Capital has entered into a Sub-Advisory Agreement on behalf of Mid Cap Value Fund. The compensation structure of the portfolio managers is determined by Perkins and is summarized by Perkins below.

   For managing the Fund, the portfolio managers receive base pay in the form of a fixed annual salary paid by Perkins, Wolf, McDonnell and Company, LLC.

   The portfolio managers, as part owners of Perkins, also receive compensation by virtue of their ownership interests in Perkins. Portfolio managers are also entitled to participate in such life insurance, medical, profit sharing and other programs as may be made generally available from time to time by Perkins for the benefit of its employees generally.

OWNERSHIP OF SECURITIES

   The portfolio managers own shares of other Janus funds that are similarly managed as the Funds described in this SAI but offered through different distribution channels.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION

   As stated in the Funds' Prospectuses, the net asset value ("NAV") of the Shares of each class of each Fund is determined once each day the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV of Shares of each class of each Fund is determined by dividing the total value of a Fund's securities and other assets, less liabilities, attributable to the Fund, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Certain short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

   Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

PURCHASES

   Shares of the Funds can generally be purchased only through retirement plans, broker-dealers, bank trust departments, financial advisers, or similar financial intermediaries. However, shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares prior to their reorganization into Janus Adviser Small Company Value Fund - Class S Shares and maintain their account in Janus Adviser Small Company Value Fund - Class S Shares will continue to be able to make additional investments in Small Company Value Fund - Class S Shares directly by calling a Janus representative. Not all financial intermediaries offer all classes. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary or plan documents will provide you with detailed information about investing in the different Funds.

   CLASS A SHARES
   The price you pay for Class A Shares is the public offering price, which is the NAV next determined after a Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the net asset value. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust's distributor, as shown in the table, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.

                                          Sales Charge as a   Sales Charge as a   Amount of Sales Charge Reallowed
                                            Percentage of     Percentage of Net   to Financial Intermediaries as a
                                           Offering Price*     Amount Invested      Percentage of Offering Price
   Amount of Purchase at Offering Price   -----------------   -----------------   --------------------------------
  EQUITY FUNDS
   Under $50,000                                5.75%               6.10%                       5.00%
   $50,000 but under $100,000                   4.50%               4.71%                       3.75%
   $100,000 but under $250,000                  3.50%               3.63%                       2.75%
   $250,000 but under $500,000                  2.50%               2.56%                       2.00%
   $500,000 but under $1,000,000                2.00%               2.04%                       1.60%
   $1,000,000 and above                         None**              None                        None
  BOND FUNDS
   Under $50,000                                4.75%               4.99%                       4.25%
   $50,000 but under $100,000                   4.50%               4.71%                       4.00%
   $100,000 but under $250,000                  3.50%               3.63%                       3.00%
   $250,000 but under $500,000                  2.50%               2.56%                       2.25%
   $500,000 but under $1,000,000                2.00%               2.04%                       1.75%
   $1,000,000 and above                         None**              None                        None

 * Offering Price includes the initial sales charge.
** A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Funds and other Janus funds that are offered with a sales charge to take advantage of lower sales charges.

   The following table shows the aggregate amount of underwriting commissions paid to Janus Distributors from proceeds of initial sales charges paid by investors on Class A Shares and Class C Shares for the fiscal year or period ending July 31 of each year shown (substantially all of which was paid out to financial intermediaries). The 1% maximum initial sales charge on Class C Shares was eliminated effective September 30, 2004.

                                                                    Aggregate Sales
                                                                      Commissions
                                                            -------------------------------
Fund Name                                                    2005         2004       2003
-------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund(1)
    Class A Shares                                          $   490(2)       n/a        n/a
    Class C Shares                                          $    --(3)   $ 5,042   $ 40,496(4)
  Forty Fund(5)
    Class A Shares                                          $52,649(2)       n/a        n/a
    Class C Shares                                          $    40(3)   $18,420   $353,443(4)
  Orion Fund
    Class A Shares                                              n/a(6)       n/a        n/a
    Class C Shares                                              n/a          n/a        n/a
  Mid Cap Growth Fund
    Class A Shares                                          $15,470(2)       n/a        n/a
    Class C Shares                                          $     1(3)   $ 4,656   $  9,156(4)
  Small-Mid Growth Fund
    Class A Shares                                              n/a(6)       n/a        n/a
    Class C Shares                                              n/a          n/a        n/a
  Growth and Income Fund
    Class A Shares                                          $ 7,213(2)       n/a        n/a
    Class C Shares                                          $   618(3)   $23,520   $146,736(4)
  Core Equity Fund
    Class A Shares                                          $ 4,179(2)       n/a        n/a
    Class C Shares                                          $    --(3)   $ 7,314   $152,669(4)
  Contrarian Fund
    Class A Shares                                              n/a(6)       n/a        n/a
    Class C Shares                                              n/a          n/a        n/a
  Balanced Fund
    Class A Shares                                          $ 4,444(2)       n/a        n/a
    Class C Shares                                          $     1(3)   $39,590   $520,683(4)
RISK-MANAGED
  Risk-Managed Growth Fund
    Class A Shares                                          $54,506(2)       n/a        n/a
    Class C Shares                                          $    --(3)   $   168   $    224(7)
  Risk-Managed Core Fund
    Class A Shares                                          $94,119(2)       n/a        n/a
    Class C Shares                                          $    --(3)   $     0   $    284(7)
VALUE
  Mid Cap Value Fund
    Class A Shares                                          $74,647(2)       n/a        n/a
    Class C Shares                                          $    --(3)   $ 5,254   $    932(8)
  Small Company Value Fund
    Class A Shares                                          $    --(2)       n/a        n/a
    Class C Shares                                          $    --(3)   $    94   $      0(9)

                                                                    Aggregate Sales
                                                                      Commissions
                                                            -------------------------------
Fund Name                                                    2005         2004       2003
-------------------------------------------------------------------------------------------
INTERNATIONAL & GLOBAL
  Worldwide Fund
    Class A Shares                                          $ 1,742(2)       n/a        n/a
    Class C Shares                                          $    --(3)   $ 2,538   $ 13,624(4)
  International Growth Fund
    Class A Shares                                          $ 2,940(2)       n/a        n/a
    Class C Shares                                          $    --(3)   $ 7,978   $ 78,612(4)
  Foreign Stock Fund
    Class A Shares                                          $13,309(2)       n/a        n/a
    Class C Shares                                          $    --(3)   $     0   $      0(4)
BOND
  Flexible Bond Fund(10)
    Class A Shares                                          $ 3,666(2)       n/a        n/a
    Class C Shares                                          $     9(3)   $21,180   $231,166(4)
  High-Yield Fund
    Class A Shares                                              n/a(6)       n/a        n/a
    Class C Shares                                              n/a          n/a        n/a

 (1) Formerly named Growth Fund.
 (2) September 30, 2004 (commencement of Class A Shares) to July 31, 2005.
 (3) August 1, 2004 to September 30, 2004.
 (4) September 30, 2002 (commencement of Class C Shares) to July 31, 2003.
 (5) Formerly named Capital Appreciation Fund.
 (6) Commenced investment operations on August 1, 2005.
 (7) January 2, 2003 (inception of Fund) to July 31, 2003.
 (8) December 31, 2002 (inception of Fund) to July 31, 2003.
 (9) April 21, 2003 (inception of Fund) to July 31, 2003.
(10) Formerly named Flexible Income Fund.

   During the fiscal year ended July 31, 2005, Janus Distributors retained the following upfront sales charge:

                                                                 Upfront
                                                                  Sales
Fund Name                                                         Charge
---------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund(1) - Class A Shares.................     $    65
  Forty Fund(2) - Class A Shares............................       8,447
  Mid Cap Growth Fund - Class A Shares......................       2,109
  Growth and Income Fund - Class A Shares...................         940
  Core Equity Fund - Class A Shares.........................         549
  Balanced Fund - Class A Shares............................         694
RISK-MANAGED
  Risk-Managed Growth Fund - Class A Shares.................       8,329
  Risk-Managed Core Fund - Class A Shares...................      14,799
VALUE
  Mid Cap Value Fund - Class A Shares.......................      10,548

                                                                 Upfront
                                                                  Sales
Fund Name                                                         Charge
---------------------------------------------------------------------------
INTERNATIONAL & GLOBAL
  Worldwide Fund - Class A Shares...........................     $   225
  International Growth Fund - Class A Shares................         382
  Foreign Stock Fund - Class A Shares.......................       1,937
BOND
  Flexible Bond Fund(3) - Class A Shares....................         391

(1) Formerly named Growth Fund.
(2) Formerly named Capital Appreciation Fund.
(3) Formerly named Flexible Income Fund.
Note: Funds from which Janus Distributors did not receive any upfront sales charges are not listed in the table.

   CLASS C SHARES, CLASS I SHARES, CLASS R SHARES, AND CLASS S SHARES
   Class C Shares, Class I Shares, Class R Shares, and Class S Shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.

   Janus Distributors also receives amounts pursuant to Class A Share, Class C Share, Class R Share, and Class S Share 12b-1 plans and from proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares, as detailed in the "Distribution and Shareholder Servicing Plans" and "Redemptions" sections, respectively, of this SAI.

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   CLASS A SHARES, CLASS R SHARES, AND CLASS S SHARES
   As described in the Prospectuses, Class A Shares, Class R Shares, and Class S Shares have each adopted distribution and shareholder servicing plans (the "Class A Plan," "Class R Plan," and "Class S Plan," respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class S Shares and at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund for activities that are primarily intended to result in sales of Class A Shares, Class R Shares, or

   Class S Shares of such Fund, including but not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plans are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. On April 3, 2000, the Trustees unanimously approved the distribution plan with respect to the initial class of shares. On December 10, 2002, the distribution plan was amended and restated to designate the initial class of shares as I Shares, renamed S Shares effective November 28, 2005. On July 14, 2004, the Trustees unanimously approved the Class A Plan and Class R Plan.

   CLASS C SHARES
   As described in the Prospectus, Class C Shares has adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of a Fund for activities which are primarily intended to result in sales of Class C Shares of such Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of a Fund for shareholder servicing activities such as providing facilities to answer questions from existing investors about the Funds; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules. Payments under the Class C Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On June 18, 2002, the Trustees unanimously approved the Class C Plan which became effective on that date.

   The Plans and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.

   Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.

   For the fiscal year ended July 31, 2005, the total amounts paid by the Class A Shares, Class C Shares, Class R Shares, and Class S Shares of the Funds to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under each Class' respective Plan are summarized below.

                                        12b-1
Fund Name                         Distribution Fees
---------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund(1)
    Class A Shares                   $       30
    Class C Shares                   $   23,109
    Class R Shares                   $       44
    Class S Shares                   $  664,254
  Forty Fund(2)
    Class A Shares                   $   16,324
    Class C Shares                   $  188,392
    Class R Shares                   $       46
    Class S Shares                   $2,697,562
  Orion Fund(3)
    Class A Shares                          N/A
    Class C Shares                          N/A
    Class R Shares                          N/A
    Class S Shares                          N/A
  Mid Cap Growth Fund
    Class A Shares                   $      343
    Class C Shares                   $   22,815
    Class R Shares                   $       46
    Class S Shares                   $  249,346
  Small-Mid Growth Fund(3)
    Class A Shares                          N/A
    Class C Shares                          N/A
    Class R Shares                          N/A
    Class S Shares                          N/A

                                        12b-1
Fund Name                         Distribution Fees
---------------------------------------------------
  Growth and Income Fund
    Class A Shares                   $      150
    Class C Shares                   $  100,379
    Class R Shares                   $       46
    Class S Shares                   $  544,278
  Core Equity Fund
    Class A Shares                   $      104
    Class C Shares                   $   86,209
    Class R Shares                   $       45
    Class S Shares                   $   82,009
  Contrarian Fund(3)
    Class A Shares                          N/A
    Class C Shares                          N/A
    Class R Shares                          N/A
    Class S Shares                          N/A
  Balanced Fund
    Class A Shares                   $      144
    Class C Shares                   $  191,653
    Class R Shares                   $       44
    Class S Shares                   $1,652,426
RISK-MANAGED
  Risk-Managed Growth Fund
    Class A Shares                   $    5,778
    Class C Shares                   $   61,726
    Class R Shares                   $       44
    Class S Shares                   $  141,530
  Risk-Managed Core Fund
    Class A Shares                   $    1,723
    Class C Shares                   $   64,028
    Class R Shares                   $       45
    Class S Shares                   $   22,428
VALUE
  Mid Cap Value Fund
    Class A Shares                   $   13,948
    Class C Shares                   $   40,348
    Class R Shares                   $    1,824
    Class S Shares                   $   87,117
  Small Company Value Fund
    Class A Shares                   $       27
    Class C Shares                   $    5,125
    Class R Shares                   $       58
    Class S Shares                   $   47,439
INTERNATIONAL & GLOBAL
  Worldwide Fund
    Class A Shares                   $       44
    Class C Shares                   $    8,233
    Class R Shares                   $       45
    Class S Shares                   $1,464,242

                                        12b-1
Fund Name                         Distribution Fees
---------------------------------------------------
  International Growth Fund
    Class A Shares                   $       58
    Class C Shares                   $   21,139
    Class R Shares                   $       48
    Class S Shares                   $  739,374
  Foreign Stock Fund
    Class A Shares                   $      226
    Class C Shares                   $    1,058
    Class R Shares                   $       46
    Class S Shares                   $    7,745
BOND
  Flexible Bond Fund(4)
    Class A Shares                   $       56
    Class C Shares                   $   77,583
    Class R Shares                   $       42
    Class S Shares                   $  151,799
  High-Yield Fund(3)
    Class A Shares                          N/A
    Class C Shares                          N/A
    Class R Shares                          N/A
    Class S Shares                          N/A

(1) Formerly named Growth Fund.
(2) Formerly named Capital Appreciation Fund.
(3) Commenced investment operations on August 1, 2005.
(4) Formerly named Flexible Income Fund.

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. However, shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares prior to their reorganization into Janus Adviser Small Company Value Fund - Class S Shares and maintain their account in Janus Adviser Small Company Value Fund - Class S Shares will continue to be able to process redemptions directly with Small Company Value Fund - Class S Shares by calling a Janus representative. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

   CLASS A SHARES
   A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

   CLASS C SHARES
   A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

   For the fiscal year or period ended July 31, 2005, the total amounts received by Janus Distributors from the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares are summarized below:

                                                                Contingent Deferred
Fund Name                                                          Sales Charge
-----------------------------------------------------------------------------------
GROWTH & CORE
 Large Cap Growth Fund(1)
   Class A Shares                                                         --
   Class C Shares                                                     $  521
 Forty Fund(2)
   Class A Shares                                                         --
   Class C Shares                                                     $1,644
 Orion Fund(3)
   Class A Shares                                                        N/A
   Class C Shares                                                        N/A
 Mid Cap Growth Fund
   Class A Shares                                                         --
   Class C Shares                                                     $  222
 Small-Mid Growth Fund(3)
   Class A Shares                                                        N/A
   Class C Shares                                                        N/A
 Growth and Income Fund
   Class A Shares                                                         --
   Class C Shares                                                     $  895
 Core Equity Fund
   Class A Shares                                                         --
   Class C Shares                                                     $  464
 Contrarian Fund(3)
   Class A Shares                                                        N/A
   Class C Shares                                                        N/A
 Balanced Fund
   Class A Shares                                                         --
   Class C Shares                                                     $3,310
RISK-MANAGED
 Risk-Managed Growth Fund
   Class A Shares                                                         --
   Class C Shares                                                     $3,261
 Risk-Managed Core Fund
   Class A Shares                                                         --
   Class C Shares                                                     $   54
VALUE
 Mid Cap Value Fund
   Class A Shares                                                         --
   Class C Shares                                                     $1,110
 Small Company Value Fund
   Class A Shares                                                         --
   Class C Shares                                                     $  167

                                                                Contingent Deferred
Fund Name                                                          Sales Charge
-----------------------------------------------------------------------------------
INTERNATIONAL & GLOBAL
 Worldwide Fund
   Class A Shares                                                         --
   Class C Shares                                                     $  139
 International Growth Fund
   Class A Shares                                                         --
   Class C Shares                                                     $  230
 Foreign Stock Fund
   Class A Shares                                                         --
   Class C Shares                                                         --
BOND
 Flexible Bond Fund(4)
   Class A Shares                                                         --
   Class C Shares                                                     $  152
 High-Yield Fund(3)
   Class A Shares                                                        N/A
   Class C Shares                                                        N/A

(1) Formerly named Growth Fund.
(2) Formerly named Capital Appreciation Fund.
(3) Commenced investment operations on August 1, 2005.
(4) Formerly named Flexible Income Fund.

   CLASS I SHARES, CLASS R SHARES, AND CLASS S SHARES
   A redemption fee of 2.00% will be deducted from a shareholder's redemption proceeds with respect to Class I Shares, Class R Shares, and Class S Shares of Risk-Managed Growth Fund, Risk-Managed Core Fund, Worldwide Fund, International Growth Fund, Foreign Stock Fund, and High-Yield Fund redeemed within three months of purchase, unless waived, as discussed in the Prospectuses.

   PROCESSING OR SERVICE FEES
   Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS,
AND TAX STATUS
--------------------------------------------------------------------------------

   It is a policy of the Funds' Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. Large Cap Growth Fund, Forty Fund, Orion Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, Core Equity Fund, Contrarian Fund, Risk-Managed Growth Fund, Risk-Managed Core Fund, Mid Cap Value Fund, Small Company Value Fund, Worldwide Fund, International Growth Fund, and Foreign Stock Fund declare and make annual distributions of income (if any); Growth and Income Fund and Balanced Fund declare and make quarterly distributions of income; and Flexible Bond Fund and High-Yield Fund declare dividends daily and make monthly distributions of income. If a month begins on a Saturday, Sunday, or holiday, dividends for daily dividend Funds for those days are declared at the end of the preceding month.

   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

   All income dividends and capital gains distributions, if any, on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.

   The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.

   Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

   As of November 9, 2005, the Officers and Trustees as a group owned less than 1% of the outstanding Shares of any class of each Fund. As of November 9, 2005, the percentage ownership of any entity owning 5% or more of the outstanding Shares of any class of each Fund is listed below. To the best of the Trust's knowledge, as of November 9, 2005, no person owned beneficially more than 5% of any class of a Fund's outstanding shares except as shown below, and except for JCM's ownership in a Fund, no person beneficially owned 25% or more of a class of shares of any Fund. In certain circumstances, Janus Capital's ownership may not represent beneficial ownership. Other entities shown below as owning more than 25% of a class may not be the beneficial owner of such shares.

                                                                              Number of             Percentage
Name of Fund and Class            Name and Address of Beneficial Owner          Shares               of Class
------------------------------------------------------------------------------------------------------------------
BALANCED FUND                     First Clearing LLC                              3,307               47.90%
  - CLASS A SHARES                185 W. Saddle River Road
                                  Saddle River, NJ 07458
                                  First Clearing LLC                              2,273               32.93%
                                  10700 Wheat First Drive
                                  Glen Allen, VA 23060
                                  Merrill Lynch Pierce Fenner & Smith             1,115               16.15%
                                  4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
CONTRARIAN FUND                   Janus Capital Management LLC                   25,000              100.00%*
  - CLASS A SHARES                151 Detroit Street
                                  Denver, CO 80206
CORE EQUITY FUND                  Merrill Lynch Pierce Fenner & Smith             2,901               63.92%
  - CLASS A SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
                                  First Clearing LLC                              1,217               26.81%
                                  5 Laurel Lane
                                  Burlington, MA 01803
                                  LPL Financial Services                            421                9.27%
                                  9785 Towne Centre Drive
                                  San Diego, CA 92121-1968
FLEXIBLE BOND FUND                Morgan Stanley Dean Witter                      3,921               82.67%
  - CLASS A SHARES                2 Harborside Place - 6th Floor
                                  Jersey City, NJ 07311-3907
                                  Merrill Lynch Pierce Fenner & Smith               822               17.33%
                                  4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
FOREIGN STOCK FUND                First Clearing LLC                              3,050               10.43%
  - CLASS A SHARES                104 Woodloch Springs
                                  Hawley, PA 18428

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                              Number of             Percentage
Name of Fund and Class            Name and Address of Beneficial Owner          Shares               of Class
------------------------------------------------------------------------------------------------------------------
                                  First Clearing LLC                              2,841                9.72%
                                  2018 SW Balata Terrace
                                  Palm City, FL 34990
                                  First Clearing LLC                              2,394                8.19%
                                  10700 Wheat First Drive
                                  Glen Allen, VA 23060
                                  Pershing LLC                                    1,880                6.43%
                                  PO Box 2052
                                  Jersey City, NJ 07303-2052
                                  First Clearing LLC                              1,763                6.03%
                                  10700 Wheat First Drive
                                  Glen Allen, VA 23060
                                  First Clearing LLC                              1,721                5.89%
                                  6885 N. Palmer Way
                                  Hernando, FL 34442
                                  First Clearing LLC                              1,567                5.36%
                                  10700 Wheat First Drive
                                  Glen Allen, VA 23060
                                  First Clearing LLC                              1,531                5.24%
                                  10700 Wheat First Drive
                                  Glen Allen, VA 23060
FORTY FUND                        Merrill Lynch Pierce Fenner & Smith         8,055,169               98.77%
  - CLASS A SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
GROWTH AND INCOME FUND            Merrill Lynch Pierce Fenner & Smith             7,710               74.60%
  - CLASS A SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
                                  First Clearing LLC                              1,379               13.34%
                                  5 Laurel Lane
                                  Burlington, MA 01803
                                  Citigroup Global Markets Inc.                     543                5.25%
                                  333 West 34th Street - 3rd Floor
                                  New York, NY 10001-2402
HIGH-YIELD FUND                   Janus Capital Management LLC                   63,300              100.00%*
  - CLASS A SHARES                151 Detroit Street
                                  Denver, CO 80206
INTERNATIONAL GROWTH FUND         Merrill Lynch Pierce Fenner & Smith            27,932               90.72%
  - CLASS A SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
LARGE CAP GROWTH FUND             Janus Capital Management LLC                      532               57.46%*
  - CLASS A SHARES                151 Detroit Street
                                  Denver, CO 80206

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                              Number of             Percentage
Name of Fund and Class            Name and Address of Beneficial Owner          Shares               of Class
------------------------------------------------------------------------------------------------------------------
                                  Citigroup Global Markets Inc.                     346               37.41%
                                  333 West 34th Street - 3rd Floor
                                  New York, NY 10001-2402
                                  Merrill Lynch Pierce Fenner & Smith                47                5.13%
                                  4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
MID CAP GROWTH FUND               Merrill Lynch Pierce Fenner & Smith             6,412               34.43%
  - CLASS A SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
                                  Morgan Stanley Dean Witter                      1,062                5.70%
                                  2 Harborside Place - 6th Floor
                                  Jersey City, NJ 07311-3907
                                  First Clearing LLC                                954                5.12%
                                  10700 Wheat First Drive
                                  Glen Allen, VA 23060
ORION FUND                        Janus Capital Management LLC                   25,000              100.00%*
  - CLASS A SHARES                151 Detroit Street
                                  Denver, CO 80206
RISK-MANAGED CORE FUND            Merrill Lynch Pierce Fenner & Smith           241,843               65.06%
  - CLASS A SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor Jacksonville, FL 32246-6484
RISK-MANAGED GROWTH FUND          Merrill Lynch Pierce Fenner & Smith           246,740               19.30%
  - CLASS A SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
                                  Pershing LLC                                  190,266               14.88%
                                  PO Box 2052
                                  Jersey City, NJ 07303-2052
                                  Pershing LLC                                  182,168               14.25%
                                  PO Box 2052
                                  Jersey City, NJ 07303-2052
                                  Pershing LLC                                  135,174               10.57%
                                  PO Box 2052
                                  Jersey City, NJ 07303-2052
                                  Pershing LLC                                  118,443                9.26%
                                  PO Box 2052
                                  Jersey City, NJ 07303-2052
SMALL COMPANY VALUE FUND          Janus Capital Management LLC                      819               80.10%*
  - CLASS A SHARES                151 Detroit Street
                                  Denver, CO 80206
                                  Merrill Lynch Pierce Fenner & Smith               203               19.90%
                                  4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                              Number of             Percentage
Name of Fund and Class            Name and Address of Beneficial Owner          Shares               of Class
------------------------------------------------------------------------------------------------------------------
SMALL-MID GROWTH FUND             Janus Capital Management LLC                   25,000              100.00%*
  - CLASS A SHARES                151 Detroit Street
                                  Denver, CO 80206
WORLDWIDE FUND                    Morgan Stanley Dean Witter                      1,045               72.12%
  - CLASS A SHARES                2 Harborside Place - 6th Floor
                                  Jersey City, NJ 07311-3907
                                  Janus Capital Management LLC                      404               27.88%*
                                  151 Detroit Street
                                  Denver, CO 80206
CONTRARIAN FUND                   Janus Capital Management LLC                   25,000              100.00%*
  - CLASS C SHARES                151 Detroit Street
                                  Denver, CO 80206
FLEXIBLE BOND FUND                Merrill Lynch Pierce Fenner & Smith            22,416                5.27%
  - CLASS C SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
FOREIGN STOCK FUND                American Enterprise Investment                  1,223               18.83%
  - CLASS C SHARES                Services
                                  PO Box 9446
                                  Minneapolis, MN 55440-9446
                                  Legg Mason Wood Walker Inc.                     1,169               18.00%
                                  PO Box 1476
                                  Baltimore, MD 21203-1476
                                  Raymond James & Associates Inc.                   971               14.94%
                                  880 Carillon Parkway
                                  St. Petersburg, FL 33716-1100
                                  Raymond James & Associates Inc.                   971               14.94%
                                  880 Carillon Parkway
                                  St. Petersburg, FL 33716-1100
                                  Morgan Stanley Dean Witter                        822               12.66%
                                  2 Harborside Place - 6th Floor
                                  Jersey City, NJ 07311-3907
                                  Pershing LLC                                      739               11.38%
                                  PO Box 2052
                                  Jersey City, NJ 07303-2052
                                  First Clearing LLC                                371                5.72%
                                  10700 Wheat First Drive
                                  Glen Allen, VA 23060
FORTY FUND                        Merrill Lynch Pierce Fenner & Smith           102,215                9.34%
  - CLASS C SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
HIGH-YIELD FUND                   Janus Capital Management LLC                   63,192              100.00%*
  - CLASS C SHARES                151 Detroit Street
                                  Denver, CO 80206

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                              Number of             Percentage
Name of Fund and Class            Name and Address of Beneficial Owner          Shares               of Class
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND         Merrill Lynch Pierce Fenner & Smith             7,658                8.99%
  - CLASS C SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
LARGE CAP GROWTH FUND             Emjayco                                        10,950                9.43%
  - CLASS C SHARES                5001 N. Lydell Ave.
                                  PO Box 170910
                                  Milwaukee, WI 53217-0909
                                  Legg Mason Wood Walker Inc.                     8,542                7.36%
                                  PO Box 1476
                                  Baltimore, MD 21203-1476
MID CAP VALUE FUND                Merrill Lynch Pierce Fenner & Smith           423,713               44.11%
  - CLASS C SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
                                  Capital Bank & Trust Company                   56,954                5.93%
                                  8515 E. Orchard Road #2T2
                                  Greenwood Village, CO 80111-5002
                                  Morgan Stanley Dean Witter                     52,578                5.47%
                                  2 Harborside Place - 6th Floor
                                  Jersey City, NJ 07311-3907
ORION FUND                        Janus Capital Management LLC                   25,000               98.45%*
  - CLASS C SHARES                151 Detroit Street
                                  Denver, CO 80206
RISK-MANAGED CORE FUND            Merrill Lynch Pierce Fenner & Smith           267,216               68.45%
  - CLASS C SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
RISK-MANAGED GROWTH FUND          Merrill Lynch Pierce Fenner & Smith           389,834               66.56%
  - CLASS C SHARES                4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
                                  Pershing LLC                                   33,058                5.64%
                                  PO Box 2052
                                  Jersey City, NJ 07303-2052
SMALL COMPANY VALUE FUND          Capital Bank & Trust Company                   29,064               52.82%
  - CLASS C SHARES                8515 E. Orchard Road #2T2
                                  Greenwood Village, CO 80111-5002
                                  Merrill Lynch Pierce Fenner & Smith            14,533               26.41%
                                  4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
                                  RBC Dain Rauscher                               7,956               14.46%
                                  2222 1st Ave. NE #903
                                  Cedar Rapids, IA 52402-6378
SMALL-MID GROWTH FUND             Janus Capital Management LLC                   25,000              100.00%*
  - CLASS C SHARES                151 Detroit Street
                                  Denver, CO 80206

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                              Number of             Percentage
Name of Fund and Class            Name and Address of Beneficial Owner          Shares               of Class
------------------------------------------------------------------------------------------------------------------
WORLDWIDE FUND                    First Clearing LLC                              1,470                5.36%
  - CLASS C SHARES                45 White Pine Drive
                                  Brookfield, CT 06804
BALANCED FUND                     Janus Capital Management LLC                      427              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
CONTRARIAN FUND                   Janus Capital Management LLC                   25,000              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
CORE EQUITY FUND                  Janus Capital Management LLC                      604               70.14%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
                                  Merrill Lynch Pierce Fenner & Smith               257               29.86%
                                  4800 Deer Lake Drive East - 3rd
                                  Floor
                                  Jacksonville, FL 32246-6484
FLEXIBLE BOND FUND                Janus Capital Management LLC                      844              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
FOREIGN STOCK FUND                Janus Capital Management LLC                      849              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
FORTY FUND                        American United Life Insurance                  9,535               48.36%
  - CLASS R SHARES                Company
                                  One American Square
                                  PO Box 1995
                                  Indianapolis, IN 46206-9102
                                  Federated Investors Trust Company               5,250               26.63%
                                  5800 Corporate Drive - Bldg. 2
                                  Pittsburgh, PA 15237-7098
                                  MG Trust Company                                4,401               22.32%
                                  700 17th Street - Suite 300
                                  Denver, CO 80202-3531
GROWTH AND INCOME FUND            American United Life Insurance                  4,994               87.91%
  - CLASS R SHARES                Company
                                  One American Square
                                  PO Box 1995
                                  Indianapolis, IN 46206-9102
                                  Janus Capital Management LLC                      687               12.09%*
                                  151 Detroit Street
                                  Denver, CO 80206
HIGH-YIELD FUND                   Janus Capital Management LLC                   63,228              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                              Number of             Percentage
Name of Fund and Class            Name and Address of Beneficial Owner          Shares               of Class
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND         Janus Capital Management LLC                      406              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
LARGE CAP GROWTH FUND             Janus Capital Management LLC                      532              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
MID CAP GROWTH FUND               Janus Capital Management LLC                      460              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
MID CAP VALUE FUND                MG Trust Company                               28,940               71.15%
  - CLASS R SHARES                700 17th Street - Suite 300
                                  Denver, CO 80202-3531
                                  MG Trust Company                               11,696               28.76%
                                  700 17th Street - Suite 300
                                  Denver, CO 80202-3531
ORION FUND                        Janus Capital Management LLC                   25,000              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
RISK-MANAGED CORE FUND            Janus Capital Management LLC                      845              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
RISK-MANAGED GROWTH FUND          Janus Capital Management LLC                      851              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
SMALL COMPANY VALUE FUND          Nathan Printing Inc.                          133,445               67.61%
  - CLASS R SHARES                PO Box 986
                                  Saint Cloud, MN 56302-0986
                                  Washington Trust Bank                          38,353               19.43%
                                  PO Box 2127
                                  Spokane, WA 99210-2127
                                  Washington Trust Bank                          18,866                9.56%
                                  PO Box 2127
                                  Spokane, WA 99210-2127
SMALL-MID GROWTH FUND             Janus Capital Management LLC                   25,000              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
WORLDWIDE FUND                    Janus Capital Management LLC                      403              100.00%*
  - CLASS R SHARES                151 Detroit Street
                                  Denver, CO 80206
BALANCED FUND                     Prudential Retirement Insurance &           4,849,127               22.75%
  - CLASS S SHARES                Annuity Company
                                  PO Box 2975
                                  Hartford, CT 06104-2975

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                              Number of             Percentage
Name of Fund and Class            Name and Address of Beneficial Owner          Shares               of Class
------------------------------------------------------------------------------------------------------------------
                                  Nationwide Trust Company                    1,575,929                7.39%
                                  PO Box 182029
                                  Columbus, OH 43218-2029
                                  National Financial Services LLC             1,420,232                6.66%
                                  200 Liberty Street -
                                  One World Financial Center
                                  New York, NY 10281
                                  Nationwide Trust Company                    1,312,969                6.16%
                                  PO Box 182029
                                  Columbus, OH 43218-2029
                                  Saxon and Company                           1,099,690                5.16%
                                  PO Box 7780-1888
                                  Philadelphia, PA 19182-0001
CONTRARIAN FUND                   Janus Capital Management LLC                   25,000               99.72%*
  - CLASS S SHARES                151 Detroit Street
                                  Denver, CO 80206
CORE EQUITY FUND                  Charles Schwab & Co. Inc.                     528,236               25.34%
  - CLASS S SHARES                101 Montgomery Street
                                  San Francisco, CA 94104-4122
                                  Nationwide Trust Company                      327,870               15.73%
                                  PO Box 182029
                                  Columbus, OH 43218-2029
                                  Saxon and Company                             151,724                7.28%
                                  PO Box 7780-1888
                                  Philadelphia, PA 19182-0001
                                  Investors Bank & Trust Company                149,490                7.17%
                                  4 Manhattanville Road
                                  Purchase, NY 10577-2139
FLEXIBLE BOND FUND                Saxon and Company                           1,006,454               24.48%
  - CLASS S SHARES                PO Box 7780-1888
                                  Philadelphia, PA 19182-0001
                                  Charles Schwab & Co. Inc.                     875,132               21.29%
                                  101 Montgomery Street
                                  San Francisco, CA 94104-4122
                                  Hartford Life Insurance Company               488,603               11.89%
                                  200 Hopmeadow Street
                                  PO Box 2999
                                  Hartford, CT 06104-2999
                                  Prudential Investment Management              227,809                5.54%
                                  Service
                                  100 Mullberry Street
                                  3 Gateway Center - 11th Floor
                                  Newark, NJ 07102-4000

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                              Number of             Percentage
Name of Fund and Class            Name and Address of Beneficial Owner          Shares               of Class
------------------------------------------------------------------------------------------------------------------
FOREIGN STOCK FUND                Janus Capital Management LLC                  200,762               82.78%*
  - CLASS S SHARES                151 Detroit Street
                                  Denver, CO 80206
                                  Nationwide Trust Company                       27,118               11.18%
                                  PO Box 182029
                                  Columbus, OH 43218-2029
FORTY FUND                        Minnesota Life                              7,864,880               17.78%
  - CLASS S SHARES                400 N. Robert Street
                                  St. Paul, MN 55101
                                  Citigroup Global Markets Inc.               6,023,055               13.62%
                                  333 West 34th Street - 3rd Floor
                                  New York, NY 10001-2402
                                  National Financial Services LLC             5,430,549               12.28%
                                  200 Liberty Street -
                                  One World Financial Center
                                  New York, NY 10281
                                  State Street Bank & Trust                   3,032,315                6.86%
                                  200 Newport Ave
                                  North Quincy, MA 02171
                                  Saxon and Company                           2,661,906                6.02%
                                  PO Box 7780-1888
                                  Philadelphia, PA 19182-0001
                                  Nationwide Trust Company                    2,433,932                5.50%
                                  PO Box 182029
                                  Columbus, OH 43218-2029
GROWTH AND INCOME FUND            Charles Schwab & Co. Inc.                   3,902,866               29.34%
  - CLASS S SHARES                101 Montgomery Street
                                  San Francisco, CA 94104-4122
                                  Saxon and Company                           2,589,020               19.46%
                                  PO Box 7780-1888
                                  Philadelphia, PA 19182-0001
                                  Nationwide Trust Company                    1,460,475               10.98%
                                  PO Box 182029
                                  Columbus, OH 43218-2029
                                  State Bank & Trust                          1,329,686               10.00%
                                  203 10th Street North
                                  Fargo, ND 58102-4614
                                  Prudential Investment Management              852,416                6.41%
                                  Service
                                  100 Mullberry Street
                                  3 Gateway Center - 11th Floor
                                  Newark, NJ 07102-4000

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                              Number of             Percentage
Name of Fund and Class            Name and Address of Beneficial Owner          Shares               of Class
------------------------------------------------------------------------------------------------------------------
HIGH-YIELD FUND                   Janus Capital Management LLC                   63,257              100.00%*
  - CLASS S SHARES                151 Detroit Street
                                  Denver, CO 80206
INTERNATIONAL GROWTH FUND         Minnesota Life                              1,414,719               13.92%
  - CLASS S SHARES                400 N. Robert Street
                                  St. Paul, MN 55101
                                  Wells Fargo Bank NA                           911,022                8.97%
                                  PO Box 1533
                                  Minneapolis, MN 55480-1533
                                  Hartford Life Insurance Company               797,141                7.85%
                                  200 Hopmeadow Street
                                  PO Box 2999
                                  Hartford, CT 06104-2999
                                  Saxon and Company                             764,315                7.52%
                                  PO Box 7780-1888
                                  Philadelphia, PA 19182-0001
                                  American Express Trust Company                762,671                7.51%
                                  50534 AXP Financial Center
                                  Minneapolis, MN 55474-0505
LARGE CAP GROWTH FUND             Prudential Retirement Insurance &           1,789,315               18.51%
  - CLASS S SHARES                Annuity Company
                                  PO Box 2975
                                  Hartford, CT 06104-2975
                                  National Financial Services LLC             1,352,643               13.99%
                                  200 Liberty Street -
                                  One World Financial Center
                                  New York, NY 10281
                                  Saxon and Company                           1,209,009               12.51%
                                  PO Box 7780-1888
                                  Philadelphia, PA 19182-0001
                                  Amvescap Services Inc.                        713,120                7.38%
                                  PO Box 105779
                                  Atlanta, GA 30348-5779
MID CAP GROWTH FUND               Guardian Insurance & Annuity Company          536,508               15.23%
  - CLASS S SHARES                3900 Burgess Place
                                  Bethlehem, PA 18017-9097
                                  American Express Trust Company                321,398                9.12%
                                  50534 AXP Financial Center
                                  Minneapolis, MN 55474-0505
                                  Reliance Trust Company                        306,573                8.70%
                                  2 Montgomery Street - 3rd Floor
                                  Jersey City, NJ 07302-3802

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                              Number of             Percentage
Name of Fund and Class            Name and Address of Beneficial Owner          Shares               of Class
------------------------------------------------------------------------------------------------------------------
                                  Saxon and Company                             212,605                6.04%
                                  PO Box 7780-1888
                                  Philadelphia, PA 19182-0001
                                  National Financial Services LLC               200,387                5.69%
                                  200 Liberty Street -
                                  One World Financial Center
                                  New York, NY 10281
MID CAP VALUE FUND                Charles Schwab & Co. Inc.                   1,468,600               50.41%
  - CLASS S SHARES                101 Montgomery Street
                                  San Francisco, CA 94104-4122
                                  Equitable Life                                146,802                5.04%
                                  200 Plaza Drive
                                  Secaucus, NJ 07094-3607
ORION FUND                        Janus Capital Management LLC                   25,000              100.00%*
  - CLASS S SHARES                151 Detroit Street
                                  Denver, CO 80206
RISK-MANAGED CORE FUND            Janus Capital Management LLC                  506,522               61.15%*
  - CLASS S SHARES                151 Detroit Street
                                  Denver, CO 80206
                                  Charles Schwab & Co. Inc.                     146,675               17.71%
                                  101 Montgomery Street
                                  San Francisco, CA 94104-4122
                                  Prudential Investment Management               75,776                9.15%
                                  Service
                                  100 Mullberry Street
                                  3 Gateway Center - 11th Floor
                                  Newark, NJ 07102-4000
RISK-MANAGED GROWTH FUND          JP Morgan Chase Bank                        1,464,644               23.52%
  - CLASS S SHARES                9300 Ward Parkway
                                  Kansas City, MO 64114-3317
                                  National Financial Services LLC               922,908               14.82%
                                  200 Liberty Street -
                                  One World Financial Center
                                  New York, NY 10281
                                  Charles Schwab & Co. Inc.                     563,365                9.05%
                                  101 Montgomery Street
                                  San Francisco, CA 94104-4122
                                  JP Morgan Chase Bank                          542,612                8.71%
                                  9300 Ward Parkway
                                  Kansas City, MO 64114-3317
                                  The Northern Trust Company                    538,676                8.65%
                                  PO Box 92994
                                  Chicago, IL 60675-2994

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                              Number of             Percentage
Name of Fund and Class            Name and Address of Beneficial Owner          Shares               of Class
------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND          Charles Schwab & Co. Inc.                     452,571               31.77%
  - CLASS S SHARES                101 Montgomery Street
                                  San Francisco, CA 94104-4122
                                  Perkins Wolf McDonnell & Company              164,001               11.51%
                                  310 S. Michigan Ave - Suite 2600
                                  Chicago, IL 60604-4245
                                  State Street Bank & Trust Company             125,548                8.81%
                                  Battery March Park III
                                  Quincy, MA 02169
                                  Nationwide Trust Company                      116,510                8.18%
                                  PO Box 182029
                                  Columbus, OH 43218-2029
                                  National Financial Services Corp.              86,005                6.04%
                                  200 Liberty Street - 5th Floor
                                  New York, NY 10281-5503
SMALL-MID GROWTH FUND             Janus Capital Management LLC                   25,000               99.79%*
  - CLASS S SHARES                151 Detroit Street
                                  Denver, CO 80206
WORLDWIDE FUND                    State Street Bank & Trust                   7,229,647               47.55%
  - CLASS S SHARES                200 Newport Ave
                                  North Quincy, MA 02171
                                  Variable Annuity Life Insurance             1,231,419                8.10%
                                  Company
                                  2919 Allen Parkway L7-01
                                  Houston, TX 77019-2142

* This ownership represents seed capital that Janus Capital provided for the Fund.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers twenty series of shares, known as "Funds," nineteen of which consist of five classes of shares and one of which consists of three classes of shares. Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) previously had no class designation.

   Nine of the Funds discussed in this SAI (listed below) were formed from the reorganization of the Retirement Shares of corresponding Portfolio of Janus Aspen Series into the Funds on July 31, 2000. Funds not listed commenced operations after July 31, 2000.

    PREDECESSOR FUND
    (EACH A PORTFOLIO OF JANUS ASPEN SERIES)               FUND
    ----------------------------------------               ----
    Growth Portfolio - Retirement Shares                   Janus Adviser Large Cap Growth Fund
    Capital Appreciation Portfolio - Retirement Shares     Janus Adviser Forty Fund
    Aggressive Growth Portfolio - Retirement Shares        Janus Mid Cap Growth Fund
    Growth and Income Portfolio - Retirement Shares        Janus Adviser Growth and Income Fund
    Equity Income Portfolio - Retirement Shares            Janus Adviser Core Equity Fund
    Balanced Portfolio - Retirement Shares                 Janus Adviser Balanced Fund
    Worldwide Growth Portfolio - Retirement Shares         Janus Adviser Worldwide Fund
    International Growth Portfolio - Retirement Shares     Janus Adviser International Growth Fund
    Flexible Income Portfolio - Retirement Shares          Janus Adviser Flexible Bond Fund

   Janus Adviser Small Company Value Fund was formed from the reorganization of Berger Small Cap Value Fund II (Investor Shares, Service Shares and Institutional Shares) of Berger Investment Portfolio Trust into Class I Shares (renamed Class S Shares effective November 28, 2005) of Janus Adviser Small Company Value Fund. Berger Small Cap Value Fund II had a fiscal year end of September 30. Following the reorganization, the Fund changed its fiscal year end to July 31.

   Effective June 2, 2003, Janus Adviser Strategic Value Fund was reorganized into Janus Adviser Mid Cap Value Fund.

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

   The Funds discussed in this SAI each offer five classes of shares. The Shares discussed in this SAI are generally offered only through retirement and pension plans, bank trust departments, broker-dealers, financial advisers, and other financial intermediaries. However, if you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, prior to their reorganization into Janus Adviser Small Company Value Fund - Class S Shares, you may call a Janus representative to purchase shares of Small Company Value Fund.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. Currently, shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Pending shareholder approval at a Special Meeting of Shareholders on November 22, 2005 (or at any adjournment thereof), a shareholder will be entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of net asset value of the applicable shares held in the shareholder's name.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   Currently, shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Pending shareholder approval at a Special Meeting of Shareholders on November 22, 2005 (or at any adjournment thereof), a shareholder will be entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of net asset value of the applicable shares held in the shareholder's name. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and reviews their tax returns.

REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

   The following audited financial statements for the Funds' Class A Shares, Class C Shares, Class R Shares, and Class S Shares (formerly named Class I Shares) for the period ended July 31, 2005 are hereby incorporated into this SAI by reference to the Annual Report dated July 31, 2005. No financial statements are available for Class I Shares because Class I Shares had not commenced operations as of July 31, 2005.

   Schedules of Investments as of July 31, 2005

   Statements of Assets and Liabilities as of July 31, 2005

   Statements of Operations for the period ended July 31, 2005

   Statements of Changes in Net Assets for the periods indicated

   Financial Highlights for each of the periods indicated

   Notes to Financial Statements

   Report of Independent Registered Public Accounting Firm

The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.
    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

FITCH, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.
    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.
    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security;
   (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

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

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

                                  (JANUS LOGO)
                                 www.janus.com

                               151 Detroit Street
                          Denver, Colorado 80206-4805
                                 1-800-525-0020